UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 850-1864

Date of fiscal year end:     9/30

Date of reporting period:     9/30/03

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

SELIGMAN MUNICIPAL FUND SERIES, INC. Annual Report September 30, 2003

Seligman
Municipal Fund Series, Inc.

Annual Report
September 30, 2003

Seeking Income
Exempt From
Regular Income Tax

Seligman 139 Years of Investment Experience

Seligman
139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end equity investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Fund Series, Inc., covering the fiscal year ended September 30, 2003. This report contains a discussion with your Portfolio Managers, performance information, as well as the Series’ investment results and audited financial statements, including their portfolios of investments.
We appreciate your confidence in Seligman Municipal Fund Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

November 14, 2003

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q:	What market conditions and events materially affected the performance of the Series in Seligman Municipal Fund Series, Inc. during the fiscal year ended September 30, 2003?
A:	At this time last year, the US economy was exhibiting signs of strengthening, which provided a needed boost to investor confidence and sparked a strong stock market rally. Hopes for a more vigorous recovery soon faded, though, as the growing prospect of military action in Iraq caused consumers and businesses to curtail spending and investment, resulting in sharp reductions in growth forecasts. The collapse of the ruling regime in Iraq triggered a brief period of optimism but failed to provide the anticipated boost to economic activity. The pace of the recovery remained sluggish during the second quarter of 2003, contributing to a steady decline in bond yields. The bond rally intensified in May after the Federal Reserve Board indicated that the possibility of deflation, while remote, was a concern. By mid-June, long-term municipal yields had fallen to the lowest level in 35 years. Just two weeks later, however, the Federal Reserve Board surprised the markets by reducing the federal funds rate less than generally expected. The Fed’s more favorable economic outlook caused a dramatic shift in market sentiment, triggering a powerful bond market reversal that sent municipal bond yields almost a full percentage point higher. Long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, reached a 12-month high in mid-August, then gradually declined, ending the recently completed fiscal year approximately 1/8 point higher than at the start of the period.

The attractive interest rate environment continues to spur heavy municipal bond issuance. Through September 30th, supply totaled $286 billion, an increase of 12.9% over the same period last year. Refunding bonds, which are typically issued to retire outstanding, higher-cost debt, comprised a significant percentage of total volume. Among the largest state issuers, volume varied widely — issuance increased 60% in California, decreased 18.6% in New York and was unchanged in Texas. Increasingly, states and municipalities are resorting to deficit financing as a means of closing budget gaps, including the issuance of controversial tobacco securitization bonds and pension obligation bonds.

Demand for municipal bonds, both retail and institutional, has been strong over the past year, supporting the increased supply as well as providing stability to the market during periods of interest rate volatility. For many investors, municipal bonds offer a yield advantage compared with the after-tax returns of Treasury bonds. In addition, municipals continue to offer diversification from equity market volatility. While the stock market has historically provided superior investment returns in comparison to municipal investments, investors have been exposed to higher risk in exchange for the extra performance. By including municipal securities in an investment portfolio, risk profiles can be reduced.

The recent recession and lackluster recovery resulted in significant state and local revenue shortfalls. The fiscal and political difficulties of the states have been headline news throughout the year. At present, a substantial number of US states have negative outlooks. Budget deficits for fiscal year 2004 were estimated at $80-100 billion, and a return to balanced budgets for the majority of states is not expected until at least fiscal year 2005. Despite the severity of the states’ fiscal crises, we believe that, with few exceptions, state general obligation debt continues to be a good investment option. According to Standard & Poor’s Rating Services, “state ratings remain S&P’s most creditworthy sector in public finance with an average rating of ”AA“ or better.”
Q:	What investment strategies or techniques materially affected the Series’ performance during the period?
A:	Over the past fiscal year, we expected economic growth to accelerate and lead to a modest increase in yields. We were also concerned that a rising stock market would lessen demand for municipal bonds, putting additional upward pressure on yields. Portfolio cash balances were generally
A Team Approach

Seligman Municipal Fund Series, Inc. is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen Comerford are assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Theresa Barion, and Debra McGuinness.

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

maintained at higher than normal levels in anticipation of a gradual increase in yields as conditions improved, although there were periods where cash diverged from targeted levels. During the first three quarters of the most recently completed fiscal year, long-term municipal bond yields trended lower, reaching a 35-year low in mid-June (in general, prices on fixed-coupon bonds rise as yields fall). Much of the decline in yields can be attributed to a flight-to-quality response prompted by prolonged economic weakness, geopolitical concerns, and stock market volatility. Long-term municipal yields did not begin to move meaningfully higher until the Fund’s fourth fiscal quarter, later than we had forecast. Still, the sharp increase in yields during July and August provided us with an opportunity to re-deploy a portion of cash holdings in a number of the Series at more attractive levels than had been available during most of the year. New purchases were concentrated in the 20-year maturity range, somewhat shorter than typical. The municipal yield curve had flattened at approximately this point, which enabled the Series to capture maximum yields while reducing interest rate risk (in general, the longer the maturity, the greater the price sensitivity to changes in interest rates).

Our investment strategy during the past fiscal year was more defensive than was warranted by actual market conditions. Consequently, performance results were mixed for the 12-month period ended September 30, 2003. Lipper Analytical Services, Inc. reports that nine Series outperformed, one Series matched, and three Series underperformed their respective peer group averages. The Series’ positive investment performance was attributable almost exclusively to interest income. However, the increase in yields during the period resulted in price return that was slightly negative for each Series except the Michigan Series, for which it was slightly positive.

The Series in Seligman Municipal Fund Series place considerable emphasis on credit research. All portfolio holdings are carefully analyzed prior to purchase and are regularly monitored to ensure that they continue to meet our credit criteria. The Series do not own tobacco securitization bonds — tobacco bonds, as they are currently structured, do not meet our credit criteria and have never been approved for purchase. The nation’s airlines continue to struggle, and their outlook remains negative. Exposure to airline debt is limited to a position of Delta Airlines in the Georgia Series. Most of the Series own airport bonds, which have a broader source of revenue than airline bonds. All airport holdings are insured and rated “AAA”, with the exception of a position of Port Authority of New York & New Jersey in the New York Series which is rated A1/AA-. Credit quality in the Fund remains high — at least 83% of each Series’ holdings are rated “A” or higher.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendation for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance Overview and Portfolio Summary

The following charts compare a $10,000 hypothetical investment in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, to a $10,000 investment in the Lehman Brothers Municipal Bond Index (Lehman Index), for the 10-year period ended September 30, 2003. Calculations assume reinvestment of distributions. The performances of each Series of Seligman Municipal Fund Series Class C and Class D shares are not shown in the charts but are included in the table below each chart. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. It is important to keep in mind that the Lehman Index does not include the effect of taxes, or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

National Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.85)%	(1.60)%	2.93%	4.24%	n/a		n/a
Without Sales Charge	2.02	3.29	3.93	4.74	n/a		n/a
Class C**
With Sales Charge and CDSC‡	0.44	0.37	n/a	n/a	3.32%		n/a
Without Sales Charge and CDSC	1.56	2.36	n/a	n/a	3.55		n/a
Class D**
With 1% CDSC	0.56	1.37	n/a	n/a	n/a		n/a
Without CDSC	1.56	2.36	3.02	n/a	n/a		3.78%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$7.98	$7.98	$8.05
Class C	7.98	7.98	8.05
Class D	7.98	7.98	8.05

Holdings by Market Sectorø

Revenue Bonds	84%
General Obligation Bondsøø	16

Weighted Average Maturity	21.4 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.328	$—	3.17%
Class C	0.256	—	2.41
Class D	0.256	—	2.44

Moody’s/S&P Ratingsø

Aaa/AAA	35%
Aa/AA	37
A/A	14
Baa/BBB	14

See footnotes on page 17.

Performance Overview and Portfolio Summary

Colorado Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.14)%	(1.49)%	3.76%	4.40%	n/a		n/a
Without Sales Charge	2.77	3.38	4.78	4.92	n/a		n/a
Class C**
With Sales Charge and CDSC‡	0.26	0.42	n/a	n/a	4.12%		n/a
Without Sales Charge and CDSC	2.32	2.46	n/a	n/a	4.38		n/a
Class D**
With 1% CDSC	1.32	1.47	n/a	n/a	n/a		n/a
Without CDSC	2.32	2.46	3.85	n/a	n/a		3.88%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$7.63	$7.57	$7.69
Class C	7.62	7.56	7.68
Class D	7.62	7.56	7.68

Holdings by Market Sectorø

Revenue Bonds	83%
General Obligation Bondsøø	17

Weighted Average Maturity	20.5 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.303	$0.008	3.37%
Class C	0.235	0.008	2.63
Class D	0.235	0.008	2.65

Moody’s/S&P Ratingsø

Aaa/AAA	67%
Aa/AA	6
A/A	17
Baa/BBB	10

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Georgia Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(1.82)%	(1.39)%	3.50%	4.64%	n/a		n/a
Without Sales Charge	3.14	3.48	4.51	5.15	n/a		n/a
Class C**
With Sales Charge and CDSC‡	0.65	0.44	n/a	n/a	3.83%		n/a
Without Sales Charge and CDSC	2.67	2.42	n/a	n/a	4.07		n/a
Class D**
With 1% CDSC	1.80	1.56	n/a	n/a	n/a		n/a
Without CDSC	2.80	2.55	3.58	n/a	n/a		4.23%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.01	$7.93	$8.10
Class C	8.02	7.94	8.12
Class D	8.03	7.94	8.12

Holdings by Market Sectorø

Revenue Bonds	73%
General Obligation Bondsøø	27

Weighted Average Maturity	19.2 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.329	$0.033	3.05%
Class C	0.257	0.033	2.30
Class D	0.257	0.033	2.31

Moody’s/S&P Ratingsø

Aaa/AAA	44%
Baa/BBB	6
Aa/AA	24
Ba/BB	3
A/A	23

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Louisiana Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.93)%	(1.87)%	3.71%	4.69%	n/a		n/a
Without Sales Charge	1.87	3.03	4.71	5.20	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.42)	0.17	n/a	n/a	4.12%		n/a
Without Sales Charge and CDSC	1.54	2.11	n/a	n/a	4.36		n/a
Class D**
With 1% CDSC	0.54	1.13	n/a	n/a	n/a		n/a
Without CDSC	1.54	2.11	3.80	n/a	n/a		4.20%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.27	$8.29	$8.41
Class C	8.27	8.28	8.41
Class D	8.27	8.28	8.41

Holdings by Market Sectorø

Revenue Bonds	66%
General Obligation Bondsøø	34

Weighted Average Maturity	17.1 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.354	$0.032	2.92%
Class C	0.279	0.032	2.15
Class D	0.279	0.032	2.17

Moody’s/S&P Ratingsø

Aaa/AAA	87%
Aa/AA	10
Baa/BBB	3

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Maryland Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(3.23)%	(2.54)%	3.39%	4.45%	n/a		n/a
Without Sales Charge	1.56	2.29	4.39	4.96	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.88)	(0.69)	n/a	n/a	3.66%		n/a
Without Sales Charge and CDSC	1.10	1.25	n/a	n/a	3.89		n/a
Class D**
With 1% CDSC	0.10	0.27	n/a	n/a	n/a		n/a
Without CDSC	1.10	1.25	3.45	n/a	n/a		4.01%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.05	$8.08	$8.27
Class C	8.06	8.09	8.29
Class D	8.06	8.09	8.29

Holdings by Market Sectorø

Revenue Bonds	69%
General Obligation Bondsøø	31

Weighted Average Maturity	20.3 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.314	$0.087	2.96%
Class C	0.241	0.087	2.19
Class D	0.241	0.087	2.22

Moody’s/S&P Ratingsø

Aaa/AAA	39%
Aa/AA	35
A/A	9
Baa/BBB	17

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Massachusetts Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.83)%	(1.46)%	4.01%	4.99%	n/a		n/a
Without Sales Charge	2.07	3.48	5.02	5.50	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.35)	0.72	n/a	n/a	4.66%		n/a
Without Sales Charge and CDSC	1.61	2.68	n/a	n/a	4.90		n/a
Class D**
With 1% CDSC	0.61	1.68	n/a	n/a	n/a		n/a
Without CDSC	1.61	2.68	4.09	n/a	n/a		4.54%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.34	$8.33	$8.38
Class C	8.34	8.33	8.37
Class D	8.34	8.33	8.37

Holdings by Market Sectorø

Revenue Bonds	82%
General Obligation Bondsøø	18

Weighted Average Maturity	22.1 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.324	—	2.92%
Class C	0.249	—	2.16
Class D	0.249	—	2.19

Moody’s/S&P Ratingsø

Aaa/AAA	68%
Aa/AA	20
A/A	6
Baa/BBB	6

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Michigan Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.72)%	(0.70)%	3.96%	4.89%	n/a		n/a
Without Sales Charge	2.13	4.24	4.98	5.40	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.37)	1.26	n/a	n/a	4.46%		n/a
Without Sales Charge and CDSC	1.67	3.32	n/a	n/a	4.71		n/a
Class D**
With 1% CDSC	0.67	2.32	n/a	n/a	n/a		n/a
Without CDSC	1.67	3.32	4.04	n/a	n/a		4.40%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.64	$8.62	$8.64
Class C	8.63	8.61	8.63
Class D	8.63	8.61	8.63

Holdings by Market Sectorø

Revenue Bonds	57%
General Obligation Bondsøø	43

Weighted Average Maturity	18.6 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.321	$0.035	2.78%
Class C	0.244	0.035	2.00
Class D	0.244	0.035	2.03

Moody’s/S&P Ratingsø

Aaa/AAA	67%
Aa/AA	27
Baa/BBB	6

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Minnesota Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.94)%	(1.82)%	3.60%	4.41%	n/a		n/a
Without Sales Charge	1.87	3.02	4.62	4.91	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.60)	(0.03)	n/a	n/a	3.91%		n/a
Without Sales Charge and CDSC	1.42	1.97	n/a	n/a	4.16		n/a
Class D**
With 1% CDSC	0.42	0.98	n/a	n/a	n/a		n/a
Without CDSC	1.42	1.97	3.69	n/a	n/a		3.86%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$7.87	$7.86	$7.92
Class C	7.87	7.86	7.93
Class D	7.87	7.86	7.93

Holdings by Market Sectorø

Revenue Bonds	55%
General Obligation Bondsøø	45

Weighted Average Maturity	18.4 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.283	—	2.66%
Class C	0.213	—	1.88
Class D	0.213	—	1.90

Moody’s/S&P Ratingsø

Aaa/AAA	51%
Baa/BBB	1
Aa/AA	35
Non-Rated	2
A/A	11

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Missouri Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.89)%	(1.91)%	3.81%	4.65%	n/a		n/a
Without Sales Charge	2.01	2.98	4.82	5.16	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.33)	0.19	n/a	n/a	4.42%		n/a
Without Sales Charge and CDSC	1.67	2.18	n/a	n/a	4.67		n/a
Class D**
With 1% CDSC	0.67	1.19	n/a	n/a	n/a		n/a
Without CDSC	1.67	2.18	3.92	n/a	n/a		4.21%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$7.94	$7.93	$8.02
Class C	7.95	7.93	8.02
Class D	7.95	7.93	8.02

Holdings by Market Sectorø

Revenue Bonds	78%
General Obligation Bondsøø	22

Weighted Average Maturity	17.2 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.297	$0.015	2.69%
Class C	0.225	0.015	1.92
Class D	0.225	0.015	1.94

Moody’s/S&P Ratingsø

Aaa/AAA	54%
Aa/AA	29
A/A	14
Baa/BBB	3

 See footnotes on page 17.

Performance Overview and Portfolio Summary

New York Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(3.08)%	(1.66)%	3.77%	4.98%	n/a		n/a
Without Sales Charge	1.79	3.24	4.79	5.50	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.61)	0.26	n/a	n/a	4.38%		n/a
Without Sales Charge and CDSC	1.33	2.32	n/a	n/a	4.62		n/a
Class D**
With 1% CDSC	0.34	1.33	n/a	n/a	n/a		n/a
Without CDSC	1.33	2.32	3.87	n/a	n/a		4.54%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.34	$8.36	$8.43
Class C	8.35	8.37	8.44
Class D	8.35	8.37	8.44

Holdings by Market Sectorø

Revenue Bonds	80%
General Obligation Bondsøø	20

Weighted Average Maturity	22.8 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.340	$0.015	2.95%
Class C	0.265	0.015	2.20
Class D	0.265	0.015	2.22

Moody’s/S&P Ratingsø

Aaa/AAA	36%
Aa/AA	21
A/A	42
Baa/BBB	1

 See footnotes on page 17.

Performance Overview and Portfolio Summary

Ohio Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(3.05)%	(2.22)%	3.57%	4.58%	n/a		n/a
Without Sales Charge	1.82	2.63	4.59	5.10	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.61)	(0.37)	n/a	n/a	4.01%		n/a
Without Sales Charge and CDSC	1.36	1.58	n/a	n/a	4.24		n/a
Class D**
With 1% CDSC	0.36	0.59	n/a	n/a	n/a		n/a
Without CDSC	1.36	1.58	3.65	n/a	n/a		4.15%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.14	$8.15	$8.26
Class C	8.18	8.19	8.31
Class D	8.18	8.19	8.31

Holdings by Market Sectorø

Revenue Bonds	73%
General Obligation Bondsøø	27

Weighted Average Maturity	20.7 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.320	$0.011	2.90%
Class C	0.246	0.011	2.14
Class D	0.246	0.011	2.16

Moody’s/S&P Ratingsø

Aaa/AAA	80%
Aa/AA	8
A/A	3
Baa/BBB	9

See footnotes on page 17.

Performance Overview and Portfolio Summary

Oregon Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.62)%	(1.79)%	3.79%	4.75%	n/a		n/a
Without Sales Charge	2.18	3.10	4.80	5.25	n/a		n/a
Class C**
With Sales Charge and CDSC‡	(0.41)	0.06	n/a	n/a	4.14%		n/a
Without Sales Charge and CDSC	1.60	2.05	n/a	n/a	4.38		n/a
Class D**
With 1% CDSC	0.60	1.06	n/a	n/a	n/a		n/a
Without CDSC	1.60	2.05	3.86	n/a	n/a		4.29%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$7.94	$7.92	$8.03
Class C	7.93	7.92	8.03
Class D	7.93	7.92	8.03

Holdings by Market Sectorø

Revenue Bonds	71%
General Obligation Bondsøø	29

Weighted Average Maturity	17.5 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.303	$0.028	3.07%
Class C	0.232	0.028	2.32
Class D	0.232	0.028	2.34

Moody’s/S&P Ratingsø

Aaa/AAA	37%
Aa/AA	37
A/A	15
Baa/BBB	11

See footnotes on page 17.

Performance Overview and Portfolio Summary

South Carolina Series

The performance of Class C and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results

Total Returns
For Periods Ended September 30, 2003

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99		Class D Since Inception 2/1/94
Class A**
With Sales Charge	(2.57)%	(1.01)%	3.67%	4.72%	n/a		n/a
Without Sales Charge	2.31	3.91	4.69	5.23	n/a		n/a
Class C**
With Sales Charge and CDSC‡	—	1.13	n/a	n/a	4.19%		n/a
Without Sales Charge and CDSC	1.98	3.11	n/a	n/a	4.43		n/a
Class D**
With 1% CDSC	0.98	2.11	n/a	n/a	n/a		n/a
Without CDSC	1.98	3.11	3.75	n/a	n/a		4.25%
Lehman Index***	2.66	3.89	5.67	6.03	6.28	#	5.97	##

Net Asset Value Per Share

	9/30/03	3/31/03	9/30/02
Class A	$8.23	$8.19	$8.25
Class C	8.23	8.18	8.24
Class D	8.23	8.18	8.24

Holdings by Market Sectorø

Revenue Bonds	90%
General Obligation Bonds	10

Weighted Average Maturity	21.8 years

Dividend, Capital Gain, and Yield Information Per Share
For Periods Ended September 30, 2003

	Dividends†	Capital Gain†	SEC Yield††
Class A	$0.310	$0.024	3.34%
Class C	0.236	0.024	2.59
Class D	0.236	0.024	2.62

Moody’s/S&P Ratingsø

Aaa/AAA	75%
Aa/AA	11
A/A	11
Baa/BBB	3

See footnotes on page 17.

Performance Overview and Portfolio Summary

*	Returns for periods of less than one year are not annualized.
**
Return figures reflect any change in price and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.

***
The Lehman Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/31/99.
##	From 1/31/94.
‡	The CDSC is 1% for periods of 18 months or less.
ø	Percentages based on current market values of long-term holdings at September 30, 2003.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2003.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2003, has been computed in accordance with SEC regulations and will vary.

Portfolios of Investments
September 30, 2003

National Series

State	Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
Alaska — 1.0%	$950,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa/AAA	$980,732
Florida — 4.5%	4,000,000	Jacksonville Electric Authority (Electric System Rev.), 5 1/2% due 10/1/2041	Aa2/AA	4,260,400
Georgia — 3.9%	3,570,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	NR/AAA	3,692,451
Illinois — 2.1%	2,000,000	Illinois Educational Facilities Authority Rev. (The University of Chicago), 5 1/4% due 7/1/2041	Aa1/AA	2,033,520
Indiana — 5.0%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa/NR	4,745,610
Michigan — 2.5%	2,250,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1/BBB	2,330,033
Missouri — 5.1%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*	A1/A+	4,906,607
New York — 12.6%	2,350,000	New York City GOs, 6 1/4% due 4/15/2027	A2/A	2,650,471
	770,000	New York City GOs, 6 1/4% due 4/15/2027ø	Aaa/A	897,574
	5,000,000	New York City Transitional Finance Authority Rev. (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	5,044,250
	2,335,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 6.35% due 10/1/2030*	Aa1/NR	2,335,304
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	1,088,980
Tennessee — 5.4%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5 3/8% due 7/1/2024	NR/AA	5,099,550
Texas — 16.9%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6 3/4% due 2/15/2021††	Aa3/AAA	3,738,517
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa/AAA	1,839,513
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa/AAA	5,308,980
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	Aa1/AAA	1,211,826
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020	Aa1/AA+	1,431,091
	1,975,000	Texas Veterans’ Housing Assistance GOs, 6.80% due 12/1/2023*	Aa1/AA	2,021,393
	550,000	Travis County Housing Finance Corporation (Single Family Mortgage Rev.), 6.95% due 10/1/2027	NR/AAA	566,285
Virginia — 5.7%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2/AA	5,453,450
Washington — 12.7%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa/AAA	2,609,575
	3,325,000	King County Sewer GOs, 6 1/8% due 1/1/2033ø	Aaa/AAA	3,599,146
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa/AAA	5,907,890
Wisconsin — 9.9%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	Baa1/BBB	5,937,660
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2/A	2,585,825
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2/A	948,040
Wyoming — 4.3%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	A3/BBB+	4,102,680
Total Municipal Bonds (Cost $82,911,407) — 91.6%				87,327,353

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

National Series (continued)

State	Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P†	Value
Alabama — 2.1%	$2,000,000	Columbia Industrial Development Authority Pollution Control Rev. (Alabama Power) due 10/1/2022	VMIG 1/A-1	$2,000,000
Missouri — 1.7%	1,630,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,630,000
New York — 3.5%	1,700,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2022	VMIG 1/A-1+	1,700,000
	1,600,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	1,600,000
Pennsylvania — 1.2%	1,100,000	Lehigh County General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	1,100,000
Wyoming — 0.5%	500,000	Lincoln County Pollution Control Rev. Series B (Exxon Project) due 7/1/2017*	P-1/A-1+	500,000
Total Variable Rate Demand Notes (Cost $8,530,000) — 9.0%				8,530,000
Total Investments (Cost $91,441,407) — 100.6%				95,857,353
Other Assets Less Liabilities — (0.6)%				(563,911)
Net Assets — 100.0%				$95,293,442

Colorado Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa/AAA	$2,027,420
1,500,000	Boulder County, CO Development Rev. (University Corporation for Atmospheric Research), 5% due 9/1/2033	Aaa/AAA	1,520,415
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa/AAA	1,029,920
1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa/AAA	1,057,220
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev., (NCMC, Inc. Project), 5 3/4% due 5/15/2024	Aaa/AAA	1,772,742
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3/A-	1,906,852
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa/AAA	2,274,188
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2/AA	2,107,660
1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa/AAA	1,672,025
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa/AAA	105,500
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025ø	Aaa/AAA	2,352,320
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa/AAA	2,102,520
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa/AAA	1,232,304
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1/A+	2,621,275
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa/AAA	2,367,157
1,280,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa/NR	1,449,741
270,000	Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027	NR/AAA	270,907
1,750,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3/A-	1,794,170
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,584,780
1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa/NR	1,041,800
1,750,000	University of Colorado System Rev., 5 1/8% due 6/1/2028	Aaa/AAA	1,797,565
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	NR/BBB-	2,018,480
Total Municipal Bonds (Cost $33,745,523) — 92.5%			36,106,961

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Colorado Series (continued)

Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P†	Value
$200,000	Columbia, AL Industrial Development Board Pollution Control Rev. Series D (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	$200,000
290,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	290,000
1,600,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	1,600,000
500,000	University Athletic Association Inc., FL (University of Florida Stadium Project) due 2/1/2020	VMIG 1/NR	500,000
Total Variable Rate Demand Notes (Cost $2,590,000) — 6.6%			2,590,000
Total Investments (Cost $36,335,523) — 99.1%			38,696,961
Other Assets Less Liabilities — 0.9%			344,548
Net Assets — 100.0%			$39,041,509

Georgia Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa/AAA	$2,088,380
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa/AAA	636,927
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1/A+	1,301,600
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1/A+	1,234,070
1,750,000	Chatham County, GA School District GOs, 5 1/2% due 8/1/2020	Aaa/AAA	1,818,145
1,000,000	DeKalb County, GA GOs, 5 1/4% due 1/1/2020	Aaa/AA+	1,027,960
2,000,000	Development Authority of Fulton County, GA Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa/AAA	2,043,120
1,820,000	Fulton County, GA Development Authority Special Facilities Rev., (Delta Air Lines, Inc. Project), 5 1/2% due 5/1/2033*	B3/B	1,135,298
2,145,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	NR/AAA	2,153,194
1,825,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	1,904,241
2,500,000	Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project), 6.40% due 7/1/2014	NR/A	2,582,150
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa/AA+	1,219,780
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa/AAA	1,866,568
1,500,000	Henry County School District, GA GOs, 6.45% due 8/1/2011	Aa3/AA-	1,811,145
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa/AAA	1,553,850
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1/AA	608,115
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027	Aa3/AA	2,687,475
2,500,000	Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project), 5 5/8% due 6/1/2023	A1/AA	2,556,600
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1/NR	977,410
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/1/2015††	Aaa/AAA	1,868,730
1,500,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa/AAA	1,578,645
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,126,210
Total Municipal Bonds (Cost $33,760,618) — 95.8%			35,779,613
Variable Rate Demand Notes (Cost $1,200,000) — 3.2%			1,200,000
Total Investments (Cost $34,960,618) — 99.0%			36,979,613
Other Assets Less Liabilities — 1.0%			383,927
Net Assets — 100.0%			$37,363,540

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Louisiana Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3/AA-	$2,568,850
1,165,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa/NR	1,175,275
2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev., 5.90% due 2/1/2018ø	Aaa/AAA	2,157,080
1,970,000	Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.), 6% due 12/1/2024*	Aa2/NR	1,976,146
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa/AAA	2,022,000
1,000,000	Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021	Aaa/AAA	1,036,810
1,750,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa/AAA	1,887,498
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa/AAA	2,528,375
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa/AAA	2,826,725
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa/AAA	2,558,000
1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa/AAA	1,594,230
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa/AAA	2,361,195
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa/AAA	2,745,625
150,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR/NR	150,404
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa/AAA	1,251,875
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa/AAA	2,620,500
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023*	Baa2/BBB	1,254,850
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024*	Aaa/AAA	2,563,650
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa/AAA	2,626,450
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/1/2006††	Aaa/AAA	1,783,756
1,705,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/1/2010††	Aaa/AAA	2,041,635
2,500,000	Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center), 6 1/4% due 2/1/2024ø	Aaa/AAA	2,593,975
Total Municipal Bonds (Cost $41,524,964) — 92.9%			44,324,904

	Variable Rate Demand Notes
300,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	300,000
500,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project) due 11/1/2014	P-1/A-1+	500,000
300,000	Massachusetts State Water Resource Authority Rev. due 8/1/2020	VMIG 1/A-1+	300,000
400,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	400,000
200,000	New York City, NY GOs due 10/1/2023	VMIG 1/A-1+	200,000
800,000	New York City, NY GOs due 11/1/2024	VMIG 1/A-1+	800,000
Total Variable Rate Demand Notes (Cost $2,500,000) — 5.2%			2,500,000
Total Investments (Cost $44,024,964) — 98.1%			46,824,904
Other Assets Less Liabilities — 1.9%			886,250
Net Assets — 100.0%			$47,711,154

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Maryland Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1/AA+	$1,368,086
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2/BBB+	3,078,510
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa/AAA	2,286,500
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3/AA-	2,561,100
2,000,000	Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1/2% due 7/1/2026ø	Aaa/AAA	2,322,120
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa/AAA	2,036,120
1,500,000	Frederick County, MD GOs, 4.20% due 11/1/2017	Aa2/AA	1,532,010
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020	Aaa/AAA	1,061,000
1,295,000	Maryland Community Development Administration Dept. of Housing & Community Development (Residential Rev.), 6.15% due 9/1/2032*	Aa2/NR	1,357,717
2,385,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2/AA+	2,475,892
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa/AAA	1,527,030
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1/NR	2,383,335
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa/AAA	2,772,466
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2/AA	2,017,760
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa/AAA	2,159,560
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), 5 1/8% due 7/1/2021	A1/A+	2,029,040
2,000,000	Maryland Transportation Authority Rev. (Baltimore/Washington International Airport Project), 6 1/4% due 7/1/2014*ø	Aaa/AAA	2,112,540
1,325,000	Montgomery County, MD Housing Opportunities Commission Rev., 6.20% due 7/1/2026*	Aa2/NR	1,347,697
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa/AAA	460,256
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3/A-	1,819,801
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,056,520
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1/A	1,032,830
2,000,000	University System of Maryland Auxiliary Facility and Tuition Rev., 5% due 4/1/2013	Aa3/AA+	2,237,320
Total Municipal Bonds (Cost $40,711,334) — 89.7%			43,035,210

	Variable Rate Demand Notes
600,000	Columbia, AL Industrial Development Board Pollution Control Rev. Series D (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	600,000
1,350,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,350,000
1,000,000	New York City, NY GOs due 10/1/2021	VMIG 1/A-1+	1,000,000
200,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1/A-1+	200,000
800,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	800,000
Total Variable Rate Demand Notes (Cost $3,950,000) — 8.2%			3,950,000
Total Investments (Cost $44,661,334) — 97.9%			46,985,210
Other Assets Less Liabilities — 2.1%			988,591
Net Assets — 100.0%			$47,973,801

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Massachusetts Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa3/AA-	$4,477,440
1,500,000	Martha’s Vineyard Land Bank Rev., 5% due 5/1/2032	Aaa/AAA	1,518,975
5,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5 3/4% due 3/1/2026	Aa2/AA	5,459,200
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Science), 5 3/4% due 7/1/2033	NR/BBB	494,330
4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5 3/4% due 1/1/2042	Aaa/AAA	4,559,720
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa/AAA	4,800,480
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa/AAA	5,437,350
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/1/2024	Aaa/AAA	5,246,650
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2/A	5,096,500
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1/AA+	3,839,220
5,000,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa/AAA	5,116,700
1,090,000	Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1/2% due 12/1/2030*	Aaa/AAA	1,112,454
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa/AAA	2,211,780
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa/AAA	3,242,460
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023ø	Aaa/AAA	4,084,675
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa/AAA	2,080,260
2,000,000	Massachusetts Port Authority Rev., 5% due 7/1/2028*	Aaa/AAA	1,986,640
4,500,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa/AAA	4,807,620
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020ø	Aa2/AAA	2,938,375
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa/AAA	1,062,970
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039	Aaa/AAA	4,958,910
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	4,226,080
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/15/2033ø	Aaa/AAA	2,878,900
Total Municipal Bonds (Cost $73,288,564) — 92.8%			81,637,689

	Variable Rate Demand Notes
1,000,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University) due 7/1/2036	VMIG 1/A-1+	1,000,000
1,800,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project) due 11/1/2014	P-1/A-1+	1,800,000
1,000,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1/A-1+	1,000,000
900,000	Massachusetts State Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1/NR	900,000
400,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	400,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	400,000
Total Variable Rate Demand Notes (Cost $5,500,000) — 6.3%			5,500,000
Total Investments (Cost $78,788,564) — 99.1%			87,137,689
Other Assets Less Liabilities — 0.9%			817,490
Net Assets — 100.0%			$87,955,179

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Michigan Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa/AAA	$1,383,155
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa/AAA	2,062,100
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016	Aaa/AAA	5,512,200
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa/AAA	1,504,819
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2/NR	3,273,600
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa/NR	2,020,740
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa/NR	2,621,175
3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*ø	Aaa/AAA	3,236,940
1,850,000	Kent County, MI Airport Rev., 5% due 1/1/2028*	Aaa/AAA	1,833,165
3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3/AA+	3,199,740
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019	Aaa/AAA	3,599,960
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa/AAA	1,287,632
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa/AAA	1,064,530
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa1/AA+	3,055,590
2,380,000	Michigan State Comprehensive Transportation Rev. (Ports, Airport and Marina Improvements), 5 1/4% due 5/15/2020	Aaa/AAA	2,559,143
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aaa/AAA	1,740,372
3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aaa/AAA	3,713,954
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026ø	Aa2/AAA	7,262,700
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2/AA-	5,836,268
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa/AAA	4,077,480
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa/AAA	5,626,700
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	NR/AA+	4,171,320
6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1/BBB	6,213,420
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa/AAA	5,065,250
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021	Aaa/AAA	6,814,521
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa/AAA	2,236,760
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 4/1/2020	Aaa/AAA	578,245
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa/AAA	2,706,200
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/1/2020	Aa3/AA-	3,054,600
2,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 11/15/2035	Aaa/AAA	2,040,640
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022	Aaa/AAA	5,433,400
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa/AAA	5,227,200
Total Municipal Bonds (Cost $101,410,708) — 92.2%			110,013,519

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Michigan Series (continued)

Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P†	Value
$935,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	$935,000
400,000	New York City, NY GOs Subseries E-5 due 8/1/2015	VMIG 1/A-1+	400,000
5,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1/A-1	5,000,000
1,300,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	1,300,000
Total Variable Rate Demand Notes (Cost $7,635,000) — 6.4%			7,635,000
Total Investments (Cost $109,045,708) — 98.6%			117,648,519
Other Assets Less Liabilities — 1.4%			1,659,761
Net Assets — 100.0%			$119,308,280

Minnesota Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,350,000	Burnsville – Eagan – Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2/NR	$2,535,156
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR/NR	1,902,260
3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021	Aaa/AAA	3,692,082
5,000,000	Minneapolis – Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children’s Health Care), 5 1/2% due 8/15/2025	Aaa/AAA	5,254,750
5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032	Aaa/AAA	5,451,450
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1/AAA	2,646,082
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024	Aa2/AA	4,928,317
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa/AAA	1,216,513
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa/AAA	86,252
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022	A3/NR	2,048,940
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2/NR	2,527,825
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1/NR	1,011,740
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2/NR	2,840,490
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2/NR	1,821,718
1,000,000	Minnesota Housing Finance Agency Rev. (Residential Housing Finance), 4.30% due 7/1/2022*	Aa1/AA+	929,900
350,000	Minnesota Housing Finance Agency Rev. (Single Family Mortgage), 5.65% due 7/1/2022*	Aa1/AA+	354,120
2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev., 6 1/4% due 3/1/2015ø	Aaa/AAA	2,145,540
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1/AAA	5,433,550
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa/AAA	4,508,640
5,000,000	North Saint Paul – Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025	Aa2/AA+	5,060,600
2,000,000	Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017	Aa2/NR	2,089,820
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa/AAA	3,125,070
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa/AAA	1,035,340
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016ø	Aa2/AA+	2,818,080
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017ø	Aa2/AA+	2,971,296
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa/NR	4,095,075

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Minnesota Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa/AAA	$4,453,920
7,640,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6 3/8% due 1/1/2016††	Aaa/AAA	9,078,535
Total Municipal Bonds (Cost $79,946,163) — 87.7%			86,063,061

	Variable Rate Demand Notes
1,900,000	Beltrami County, MN Environmental Control Rev. (Northwood Panel Board Co. Project) due 12/1/2021	NR/A-1	1,900,000
2,900,000	Beltrami County, MN Environmental Control Rev. (Northwood Panel Board Co. Project) due 7/1/2025*	NR/A-1	2,900,000
200,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project) due 7/1/2017*	P-1/A-1+	200,000
1,135,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1+	1,135,000
2,700,000	New York City, NY GOs due 8/1/2023	VMIG 1/A-1+	2,700,000
2,400,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	2,400,000
Total Variable Rate Demand Notes (Cost $11,235,000) — 11.5%			11,235,000
Total Investments (Cost $91,181,163) — 99.2%			97,298,061
Other Assets Less Liabilities — 0.8%			801,986
Net Assets — 100.0%			$98,100,047

Missouri Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa/AAA	$2,121,740
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa/AAA	1,641,945
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3/AA-	2,080,740
65,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/1/2006	Aaa/AAA	66,684
280,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa/AAA	286,818
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1/AA+	1,799,508
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa/NR	1,032,080
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa/NR	187,671
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1/A-	2,550,700
2,000,000	Missouri State GOs, 5 5/8% due 4/1/2017ø	Aaa/AAA	2,174,500
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa/AAA	2,798,900
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa/AAA	1,543,980
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa/AAA	2,453,160
855,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	NR/AAA	873,177
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,126,210
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2/NR	2,357,800

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Missouri Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	NR/AA+	$1,709,145
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa/NR	1,019,530
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1/A+	1,873,770
1,500,000	St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold Improvement Rev., 5.95% due 2/15/2016ø	Aaa/AAA	1,689,585
1,750,000	University of Missouri Health Facilities Authority Rev., 5 1/2% due 11/1/2023	Aa2/AA+	1,771,875
Total Municipal Bonds (Cost $30,432,633) — 89.6%			33,159,518

	Variable Rate Demand Notes
500,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	500,000
850,000	New York City, NY GOs Subseries E-5 due 8/1/2017	VMIG 1/A-1+	850,000
600,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	600,000
1,400,000	University Athletic Association Inc., FL (University of Florida Stadium Project) due 2/1/2020	VMIG 1/NR	1,400,000
Total Variable Rate Demand Notes (Cost $3,350,000) — 9.1%			3,350,000
Total Investments (Cost $33,782,633) — 98.7%			36,509,518
Other Assets Less Liabilities — 1.3%			498,893
Net Assets — 100.0%			$37,008,411

New York Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa/NR	$2,621,600
2,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 11/15/2031	Aaa/AAA	2,023,860
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa/AAA	1,130,260
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A3/AA-	2,996,551
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3/AA	2,323,710
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A2/A	5,022
330,000	New York City, NY GOs, 6 1/4% due 4/15/2027ø	Aaa/A	384,674
1,010,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2/A	1,139,139
2,925,000	New York City, NY GOs, 6% due 5/15/2030	A2/A	3,201,851
4,000,000	New York City, NY Municipal Water Finance Authority, NY Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2/AA	4,268,680
4,495,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 2/1/2031	Aa2/AA+	4,534,781
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/1/2031	Aaa/AAA	1,025,810
2,000,000	New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015	Aaa/AAA	2,101,960
3,500,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022	A3/AA-	3,800,125
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa/AAA	4,452,920
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa/AAA	2,034,220
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa/AAA	1,585,245
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa/AAA	1,265,125

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

New York Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa/AAA	$4,366,440
1,390,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water – Revolving Fund), 6.90% due 11/15/2015ø	Aaa/AAA	1,508,734
120,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water – Revolving Fund), 6.90% due 11/15/2015	Aaa/AAA	129,644
1,490,000	New York State Environmental Facilities Corporation Pollution Control Rev. (State Water – Revolving Fund), 6.90% due 11/15/2015ø	Aaa/AAA	1,617,276
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2/NR	3,201,150
3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024ø	A1/AA	3,278,940
990,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1/NR	1,013,037
825,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1/NR	885,176
2,000,000	New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014ø	A3/AA-	2,193,400
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev., 5 1/4% due 3/15/2032	A1/AA	2,064,720
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033	A1/AA	1,008,980
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1/AA-	4,359,360
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1/AA-	2,569,860
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	563,105
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1/A+	2,516,650
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3/NR	2,326,950
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030ø	Aa3/AAA	2,059,362
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3/AA-	2,520,000
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa/AAA	4,355,920
Total Municipal Bonds (Cost $77,455,916) — 92.3%			83,434,237

	Variable Rate Demand Notes
1,100,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	1,100,000
1,800,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1/A-1+	1,800,000
1,300,000	North Central, TX Health Facilities Development Corporation Rev. Series 1985D (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	1,300,000
1,100,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	1,100,000
400,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	400,000
Total Variable Rate Demand Notes (Cost $5,700,000) — 6.3%			5,700,000
Total Investments (Cost $83,155,916) — 98.6%			89,134,237
Other Assets Less Liabilities — 1.4%			1,265,873
Net Assets — 100.0%			$90,400,110

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Ohio Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa/AAA	$2,490,548
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa/AAA	2,165,540
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1/AA+	4,090,536
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa/AAA	4,026,240
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa/AAA	5,069,600
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa/AAA	92,737
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021ø	Aaa/AAA	4,378,379
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa/AAA	2,806,375
4,500,000	Columbus, OH Municipal Airport Authority Rev. (Port Columbus International Airport Project), 6% due 1/1/2020*	Aaa/AAA	4,640,760
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa/AAA	7,717,850
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2/NR	1,257,875
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1/4% due 5/1/2031	Aaa/NR	4,136,640
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017	Aaa/AAA	2,700,875
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa/AAA	2,054,040
6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*	Aaa/AAA	6,957,925
2,455,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), 6.10% due 9/1/2028*	Aaa/NR	2,560,884
2,205,000	Ohio Housing Finance Agency Residential Mortgage Rev., 5.40% due 9/1/2029*	Aaa/NR	2,241,515
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Baa1/BBB	2,519,775
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa/AAA	4,321,360
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa/AAA	2,364,818
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa/AAA	2,487,164
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1/A+	1,052,060
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/1/2031	Aa2/AA	1,023,360
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2/AA	3,315,180
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa/AAA	5,317,200
4,000,000	Ohio State Water Development Authority Rev. (Dayton Power & Light Co. Project), 6.40% due 8/15/2027	Baa1/BBB	4,082,000
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/1/2023	Aaa/AAA	7,725,225
1,520,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010††	Aaa/AAA	1,860,115
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project – Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A1/A+	2,610,875
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa/AAA	1,549,890
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa/AAA	3,361,110
2,050,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa/AAA	2,218,551
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	4,226,080
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa/AAA	2,706,200
2,500,000	Twinsburg City School District, OH School Improvement GOs, 5.90% due 12/1/2021	Aaa/AAA	2,813,899
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa/AAA	2,347,932
Total Municipal Bonds (Cost $109,547,200) — 93.5%			117,291,113

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Ohio Series (continued)

Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P†	Value
$500,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	$500,000
800,000	New York City, NY GOs Subseries A-8 due 8/1/2017	VMIG 1/A-1+	800,000
1,300,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	1,300,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1/A-1	2,000,000
300,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	300,000
1,700,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	1,700,000
Total Variable Rate Demand Notes (Cost $6,600,000) — 5.3%			6,600,000
Total Investments (Cost $116,147,200) — 98.8%			123,891,113
Other Assets Less Liabilities — 1.2%			1,580,037
Net Assets — 100.0%			$125,471,150

Oregon Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	NR/A-	$1,968,140
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa/AAA	2,239,260
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3/AA	1,579,305
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3/AA	1,043,470
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	NR/A-	2,308,400
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa/AAA	1,018,490
930,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aa1/AA-	938,184
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa/AAA	1,328,400
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015ø	A1/A	1,937,810
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aa1/AA-	2,024,040
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa/AAA	2,041,900
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa/AAA	1,196,210
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa1/AA+	2,055,500
1,000,000	Oregon Department of Transportation Regional Light Rail Extension Rev., 6.20% due 6/1/2008ø	Aaa/AAA	1,054,620
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa/AAA	1,018,100
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa/AAA	1,270,788
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1/NR	1,973,200
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/1/2025	NR/AA-	2,560,250
2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012	Aa2/A+	2,034,600
910,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 6 1/4% due 7/1/2029*	Aa2/NR	956,892
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aa2/NR	2,043,060
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa/AAA	2,652,575
720,000	Oregon State GOs (Veterans’ Welfare), 5 7/8% due 10/1/2018	Aa3/AA	749,671
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3/AA	607,395
500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa/AAA	532,820

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

Oregon Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa/AAA	$1,574,055
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa/AAA	1,180,128
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa/AAA	2,154,520
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1/A	1,126,210
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1/A	1,549,245
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa/AAA	1,031,600
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	NR/AA-	2,039,500
695,000	Tualatin Development Commission, OR (Urban Renewal & Redevelopment), 7 3/8% due 1/1/2007	Baa1/NR	705,036
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032	Aa2/AA	1,043,540
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	NR/BBB-	504,620
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2/NR	2,393,834
Total Municipal Bonds (Cost $50,876,158) — 90.7%			54,435,368

	Variable Rate Demand Notes
2,000,000	Columbia, AL Industrial Development Board Pollution Control Rev. Series D (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	2,000,000
600,000	Massachusetts State Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1/NR	600,000
2,000,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1/A-1+	2,000,000
Total Variable Rate Demand Notes (Cost $4,600,000) — 7.7%			4,600,000
Total Investments (Cost $55,476,158) — 98.4%			59,035,368
Other Assets Less Liabilities — 1.6%			944,428
Net Assets — 100.0%			$59,979,796

South Carolina Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa/AAA	$4,060,800
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa/AAA	1,678,547
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa/NR	5,219,750
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A2/A-	2,573,325
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2/BBB	1,095,390
4,000,000	Grand Strand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa/AAA	4,050,280
2,000,000	Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023	Aa3/AA	2,021,800
3,000,000	Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital), 5 7/8% due 10/1/2017	Aaa/AAA	3,070,680
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1/AA+	3,948,414
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2/A	2,040,240
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa/AAA	2,038,560
1,500,000	North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012	Aaa/AAA	1,830,210
1,250,000	Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021	Aaa/AAA	1,502,012
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa/AAA	1,677,570
2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa/AAA	2,558,821
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1/A	1,056,520

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2003

South Carolina Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P†	Value
$2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (InterAmerican University of Puerto Rico Project), 5% due 10/1/2022	Aaa/AAA	$2,606,400
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa/AAA	4,055,920
3,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	NR/AA-	3,107,490
4,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3/A-	4,049,520
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa/AAA	5,443,250
4,235,000	South Carolina State Housing Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa/NR	4,284,253
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa/AAA	5,088,950
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa/AAA	5,295,800
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa/AAA	2,527,375
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa/AAA	3,261,120
Total Municipal Bonds (Cost $75,910,321) — 90.1%			80,142,997

	Variable Rate Demand Notes
650,000	Columbia, AL Industrial Development Board Pollution Control Rev. Series D (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	650,000
1,250,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	1,250,000
600,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	600,000
800,000	New York City, NY GOs due 8/1/2010	VMIG 1/A-1+	800,000
600,000	New York City, NY GOs Subseries B-7 due 8/15/2018	VMIG 1/A-1+	600,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1/A-1	2,000,000
1,000,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	NR/A-1+	1,000,000
Total Variable Rate Demand Notes (Cost $6,900,000) — 7.8%			6,900,000
Total Investments (Cost $82,810,321) — 97.9%			87,042,997
Other Assets Less Liabilities — 2.1%			1,850,393
Net Assets —100.0%			$88,893,390

†	Ratings have not been audited by Deloitte & Touche LLP.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2003

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$87,327,353	$36,106,961	$35,779,613	$44,324,904	$43,035,210	$81,637,689	$110,013,519
Short-term holdings	8,530,000	2,590,000	1,200,000	2,500,000	3,950,000	5,500,000	7,635,000
	95,857,353	38,696,961	36,979,613	46,824,904	46,985,210	87,137,689	117,648,519
Cash	20,407	38,167	93,606	27,983	97,233	80,403	68,140
Interest receivable	1,245,423	590,222	580,520	772,766	711,420	970,462	1,903,093
Receivable for securities sold	60,000	—	—	224,193	312,595	—	—
Receivable for Capital Stock sold	53,453	9,896	149	15,855	—	—	285
Expenses prepaid to shareholder service agent	28,663	10,510	10,032	12,420	14,331	25,319	33,440
Other	4,688	1,658	1,663	3,047	2,280	3,883	5,228
Total Assets	97,269,987	39,347,414	37,665,583	47,881,168	48,123,069	88,217,756	119,658,705
Liabilities:
Payable for Capital Stock repurchased	1,717,619	196,551	190,154	33,628	12,928	30,667	65,869
Dividends payable	151,508	59,425	61,656	77,386	76,127	136,576	165,368
Management fee payable	39,521	15,939	15,340	19,446	19,551	35,753	48,584
Distribution and service fees payable	13,431	3,296	4,425	4,698	5,527	9,814	11,039
Accrued expenses and other	54,466	30,694	30,468	34,856	35,135	49,767	59,565
Total Liabilities	1,976,545	305,905	302,043	170,014	149,268	262,577	350,425
Net Assets	$95,293,442	$39,041,509	$37,363,540	$47,711,154	$47,973,801	$87,955,179	$119,308,280
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$10,889	$5,056	$4,382	$5,585	$5,621	$9,997	$13,481
Class C	682	27	77	83	55	394	84
Class D	369	36	207	102	284	155	242
Additional paid-in capital	93,693,815	36,695,105	35,268,035	44,667,231	45,452,385	79,364,587	110,230,082
Undistributed net investment income	113,163	79,973	71,844	144,765	94,730	230,921	190,131
Undistributed/accumulated net realized gain (loss)	(2,941,422)	(100,126)	—	93,448	96,850	—	271,449
Net unrealized appreciation of investments	4,415,946	2,361,438	2,018,995	2,799,940	2,323,876	8,349,125	8,602,811
Net Assets	$95,293,442	$39,041,509	$37,363,540	$47,711,154	$47,973,801	$87,955,179	$119,308,280
Net Assets:
Class A	$86,904,630	$38,560,309	$35,085,594	$46,180,917	$45,239,299	$83,378,719	$116,487,472
Class C	$5,446,440	$205,457	$619,896	$687,164	$443,923	$3,283,723	$728,282
Class D	$2,942,372	$275,743	$1,658,050	$843,073	$2,290,579	$1,292,737	$2,092,526
Shares of Capital Stock Outstanding:
Class A	10,888,986	5,055,503	4,382,384	5,585,254	5,620,974	9,997,252	13,481,344
Class C	682,239	26,970	77,246	83,126	55,080	393,583	84,368
Class D	368,585	36,196	206,608	101,989	284,210	154,945	242,404
Net Asset Value Per Share:
Class A	$7.98	$7.63	$8.01	$8.27	$8.05	$8.34	$8.64
Class C	$7.98	$7.62	$8.02	$8.27	$8.06	$8.34	$8.63
Class D	$7.98	$7.62	$8.03	$8.27	$8.06	$8.34	$8.63
* Cost of investments	$91,441,407	$36,335,523	$34,960,618	$44,024,964	$44,661,334	$78,788,564	$109,045,708

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2003

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$86,063,061	$33,159,518	$83,434,237	$117,291,113	$54,435,368	$80,142,997
Short-term holdings	11,235,000	3,350,000	5,700,000	6,600,000	4,600,000	6,900,000
	97,298,061	36,509,518	89,134,237	123,891,113	59,035,368	87,042,997
Cash	40,372	54,319	93,610	44,268	25,781	921,183
Interest receivable	1,286,902	561,062	1,217,595	1,817,233	909,823	1,253,170
Receivable for securities sold	—	—	120,000	—	135,000	—
Receivable for Capital Stock sold	89,766	—	23,732	11,696	30,976	26,775
Expenses prepaid to shareholder service agent	28,185	10,031	24,841	34,873	16,242	28,663
Other	4,304	1,688	3,943	5,568	2,663	3,858
Total Assets	98,747,590	37,136,618	90,617,958	125,804,751	60,155,853	89,276,646
Liabilities:
Payable for Capital Stock repurchased	400,068	24,222	9,200	3,420	10,000	153,742
Dividends payable	144,707	55,163	108,316	205,412	95,980	135,121
Management fee payable	40,124	15,034	36,652	51,109	24,464	35,923
Distribution and service fees payable	8,811	3,213	13,634	11,428	7,036	12,920
Accrued expenses and other	53,833	30,575	50,046	62,232	38,577	45,550
Total Liabilities	647,543	128,207	217,848	333,601	176,057	383,256
Net Assets	$98,100,047	$37,008,411	$90,400,110	$125,471,150	$59,979,796	$88,893,390
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$12,225	$4,583	$9,642	$15,079	$7,103	$9,651
Class C	70	11	873	164	223	666
Class D	174	64	318	176	233	480
Additional paid-in capital	91,925,774	34,127,672	84,114,873	117,145,907	56,180,360	83,355,867
Undistributed net investment income	325,019	89,397	78,604	277,429	181,392	122,667
Undistributed/accumulated net realized gain (loss)	(280,113)	59,799	217,479	288,482	51,275	1,171,383
Net unrealized appreciation of investments	6,116,898	2,726,885	5,978,321	7,743,913	3,559,210	4,232,676
Net Assets	$98,100,047	$37,008,411	$90,400,110	$125,471,150	$59,979,796	$88,893,390
Net Assets:
Class A	$96,175,033	$36,408,615	$80,452,235	$122,691,763	$56,364,573	$79,463,074
Class C	$554,611	$88,312	$7,294,954	$1,339,474	$1,767,123	$5,483,465
Class D	$1,370,403	$511,484	$2,652,921	$1,439,913	$1,848,100	$3,946,851
Shares of Capital Stock Outstanding:
Class A	12,224,647	4,582,948	9,642,043	15,078,598	7,102,541	9,651,251
Class C	70,487	11,114	873,152	163,727	222,817	666,215
Class D	174,167	64,367	317,535	175,999	233,006	479,509
Net Asset Value Per Share:
Class A	$7.87	$7.94	$8.34	$8.14	$7.94	$8.23
Class C	$7.87	$7.95	$8.35	$8.18	$7.93	$8.23
Class D	$7.87	$7.95	$8.35	$8.18	$7.93	$8.23
* Cost of investments	$91,181,163	$33,782,633	$83,155,916	$116,147,200	$55,476,158	$82,810,321

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2003

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Investment Income:
Interest	$5,050,509	$1,963,076	$2,001,530	$2,566,189	$2,415,075	$4,367,801	$5,782,743
Expenses:
Management fees	495,735	194,534	195,231	243,126	247,628	447,613	614,702
Shareholder account services	209,845	81,882	77,433	93,326	107,428	181,698	259,227
Distribution and service fees	191,891	44,120	60,576	63,288	74,232	126,875	151,156
Registration	43,926	9,611	10,853	11,173	12,526	15,724	13,962
Custody and related services	39,735	18,048	18,047	22,203	22,663	34,236	46,689
Auditing and legal fees	26,897	25,223	20,796	23,295	20,974	28,177	31,993
Shareholder reports and communications	12,614	5,337	4,356	4,234	4,095	11,308	12,923
Directors’ fees and expenses	9,829	7,912	7,590	7,983	8,002	9,413	10,470
Miscellaneous	6,392	4,057	3,893	4,054	4,219	8,096	7,669
Total Expenses	1,036,864	390,724	398,775	472,682	501,767	863,140	1,148,791
Net Investment Income	4,013,645	1,572,352	1,602,755	2,093,507	1,913,308	3,504,661	4,633,952
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,716,268)	(104,920)	283	87,537	90,249	—	529,834
Net change in unrealized appreciation of investments	823,305	(180,823)	(342,569)	(819,398)	(960,214)	(444,557)	(126,611)
Net Gain (Loss) on Investments	(892,963)	(285,743)	(342,286)	(731,861)	(869,965)	(444,557)	403,223
Increase in Net Assets from Operations	$3,120,682	$1,286,609	$1,260,469	$1,361,646	$1,043,343	$3,060,104	$5,037,175

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Investment Income:
Interest	$4,605,789	$1,798,439	$4,637,698	$6,301,534	$3,028,772	$4,246,528
Expenses:
Management fees	498,796	188,678	461,627	646,134	314,242	447,115
Shareholder account services	214,921	81,293	185,573	268,557	128,166	185,982
Distribution and service fees	118,925	42,752	186,364	154,876	98,919	174,770
Registration	12,677	10,521	13,560	14,282	11,177	13,395
Custody and related services	40,571	17,357	40,470	50,373	29,375	34,261
Auditing and legal fees	32,121	16,008	25,558	34,769	26,826	27,655
Shareholder reports and communications	13,538	4,683	5,356	9,851	8,735	9,570
Directors’ fees and expenses	9,745	7,580	9,484	10,675	8,341	9,187
Miscellaneous	7,081	3,997	6,674	8,313	4,904	6,226
Total Expenses	948,375	372,869	934,666	1,197,830	630,685	908,161
Net Investment Income	3,657,414	1,425,570	3,703,032	5,103,704	2,398,087	3,338,367
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	105,838	52,962	211,133	233,958	46,659	1,055,281
Net change in unrealized appreciation of investments	(954,830)	(364,246)	(1,021,730)	(2,155,912)	(663,275)	(973,309)
Net Gain (Loss) on Investments	(848,992)	(311,284)	(810,597)	(1,921,954)	(616,616)	81,972
Increase in Net Assets from Operations	$2,808,422	$1,114,286	$2,892,435	$3,181,750	$1,781,471	$3,420,339

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National Series		Colorado Series		Georgia Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income	$4,013,645	$4,400,096	$1,572,352	$1,641,895	$1,602,755	$1,768,693
Net realized gain (loss) on investments	(1,716,268)	13,022	(104,920)	39,706	283	146,737
Net change in unrealized appreciation of investments	823,305	923,525	(180,823)	1,143,679	(342,569)	921,860
Increase in Net Assets from Operations	3,120,682	5,336,643	1,286,609	2,825,280	1,260,469	2,837,290
Distributions to Shareholders:
Net investment income:
Class A	(3,651,615)	(4,080,794)	(1,536,753)	(1,606,631)	(1,515,324)	(1,668,431)
Class C	(207,285)	(144,357)	(5,645)	(3,883)	(20,925)	(16,673)
Class D	(128,543)	(142,222)	(12,593)	(14,745)	(56,149)	(68,917)
Net realized long-term gain on investments:
Class A	—	—	(40,631)	(60,210)	(156,496)**	(68,209)
Class C	—	—	(176)	(155)	(2,486)**	(688)
Class D	—	—	(478)	(677)	(8,111)**	(3,511)
Decrease in Net Assets from Distributions	(3,987,443)	(4,367,373)	(1,596,276)	(1,686,301)	(1,759,491)	(1,826,429)
Capital Share Transactions:
Net proceeds from sales of shares	18,823,783	21,916,318	1,672,842	1,743,241	880,279	1,381,031
Investment of dividends	2,378,046	2,440,543	880,982	880,429	1,031,170	1,106,784
Exchanged from associated Funds	13,290,860	18,114,221	848,172	346,769	227,809	251,974
Shares issued in payment of gain distributions	—	—	28,095	43,635	116,183	55,969
Total	34,492,689	42,471,082	3,430,091	3,014,074	2,255,441	2,795,758
Cost of shares repurchased	(24,468,139)	(18,011,044)	(3,516,434)	(2,241,961)	(4,864,892)	(3,608,461)
Exchanged into associated Funds	(13,068,791)	(21,917,532)	(347,305)	(260,092)	(443,773)	(11,544)
Total	(37,536,930)	(39,928,576)	(3,863,739)	(2,502,053)	(5,308,665)	(3,620,005)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,044,241)	2,542,506	(433,648)	512,021	(3,053,224)	(824,247)
Increase (Decrease) in Net Assets	(3,911,002)	3,511,776	(743,315)	1,651,000	(3,552,246)	186,614
Net Assets:
Beginning of year	99,204,444	95,692,668	39,784,824	38,133,824	40,915,786	40,729,172
End of Year*	$95,293,442	$99,204,444	$39,041,509	$39,784,824	$37,363,540	$40,915,786
* Including undistributed net investment income as follows:	$113,163	$98,737	$79,973	$71,090	$71,844	$79,965
** Includes net short-term gains of $109,073, $1,733, and $5,653 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Louisiana Series		Maryland Series		Massachusetts Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income	$2,093,507	$2,255,221	$1,913,308	$2,155,002	$3,504,661	$3,821,229
Net realized gain on investments	87,537	175,651	90,249	511,706	—	143,033
Net change in unrealized appreciation of investments	(819,398)	1,410,542	(960,214)	809,215	(444,557)	3,713,672
Increase in Net Assets from Operations	1,361,646	3,841,414	1,043,343	3,475,923	3,060,104	7,677,934
Distributions to Shareholders:
Net investment income:
Class A	(2,015,270)	(2,167,022)	(1,817,995)	(2,040,793)	(3,333,289)	(3,675,972)
Class C	(25,083)	(28,662)	(13,466)	(15,087)	(79,914)	(44,099)
Class D	(29,948)	(35,864)	(69,589)	(79,042)	(46,922)	(56,977)
Net realized long-term gain on investments:
Class A	(185,806)**	—	(507,412)	(147,552)	—	—
Class C	(3,013)**	—	(4,838)	(1,391)	—	—
Class D	(3,398)**	—	(25,737)	(7,141)	—	—
Decrease in Net Assets from Distributions	(2,262,518)	(2,231,548)	(2,439,037)	(2,291,006)	(3,460,125)	(3,777,048)
Capital Share Transactions:
Net proceeds from sales of shares	2,527,881	2,437,787	1,771,478	2,107,853	5,339,786	2,883,345
Investment of dividends	1,052,818	1,098,617	1,223,191	1,319,197	2,007,586	2,206,152
Exchanged from associated Funds	—	19,553	280,649	565,234	234,419	707,710
Shares issued in payment of gain distributions	109,339	—	392,179	118,003	—	—
Total	3,690,038	3,555,957	3,667,497	4,110,287	7,581,791	5,797,207
Cost of shares repurchased	(5,936,553)	(4,930,747)	(4,395,916)	(3,336,508)	(8,868,213)	(6,860,731)
Exchanged into associated Funds	(389,801)	(97,317)	(520,557)	(207,148)	(822,127)	(439,034)
Total	(6,326,354)	(5,028,064)	(4,916,473)	(3,543,656)	(9,690,340)	(7,299,765)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,636,316)	(1,472,107)	(1,248,976)	566,631	(2,108,549)	(1,502,558)
Increase (Decrease) in Net Assets	(3,537,188)	137,759	(2,644,670)	1,751,548	(2,508,570)	2,398,328
Net Assets:
Beginning of year	51,248,342	51,110,583	50,618,471	48,866,923	90,463,749	88,065,421
End of Year*	$47,711,154	$51,248,342	$47,973,801	$50,618,471	$87,955,179	$90,463,749
* Including undistributed net investment income as follows:	$144,765	$144,036	$94,730	$119,657	$230,921	$209,771

** Includes net short-term gains of $52,258, $847, and $956 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Michigan Series		Minnesota Series		Missouri Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income	$4,633,952	$5,571,805	$3,657,414	$4,448,119	$1,425,570	$1,650,551
Net realized gain (loss) on investments	529,834	214,624	105,838	168,129	52,962	61,134
Net change in unrealized appreciation of investments	(126,611)	2,905,376	(954,830)	2,359,590	(364,246)	1,168,812
Increase in Net Assets from Operations	5,037,175	8,691,805	2,808,422	6,975,838	1,114,286	2,880,497
Distributions to Shareholders:
Net investment income:
Class A	(4,493,436)	(5,418,062)	(3,524,615)	(4,290,580)	(1,392,685)	(1,610,662)
Class C	(30,569)	(37,289)	(13,983)	(13,197)	(2,353)	(2,589)
Class D	(59,367)	(70,660)	(44,261)	(57,925)	(15,083)	(19,703)
Net realized long-term gain on investments:
Class A	(497,235)	(639,412)	—	—	(71,707)**	(230,733)
Class C	(4,745)	(4,671)	—	—	(118)**	(459)
Class D	(8,167)	(10,227)	—	—	(1,104)**	(3,510)
Decrease in Net Assets from Distributions	(5,093,519)	(6,180,321)	(3,582,859)	(4,361,702)	(1,483,050)	(1,867,656)
Capital Share Transactions:
Net proceeds from sales of shares	2,506,468	4,986,373	3,230,282	2,663,321	1,081,926	928,645
Investment of dividends	2,842,446	3,254,984	2,424,425	2,924,722	739,057	839,171
Exchanged from associated Funds	1,428,514	2,815,266	398,720	1,193,987	184,201	128,234
Shares issued in payment of gain distributions	366,289	479,848	—	—	46,160	153,490
Total	7,143,717	11,536,471	6,053,427	6,782,030	2,051,344	2,049,540
Cost of shares repurchased	(12,407,088)	(9,776,463)	(8,451,171)	(7,250,342)	(3,778,625)	(2,306,904)
Exchanged into associated Funds	(1,799,926)	(3,735,203)	(307,018)	(867,743)	(97,207)	(82,358)
Total	(14,207,014)	(13,511,666)	(8,758,189)	(8,118,085)	(3,875,832)	(2,389,262)
Decrease in Net Assets from Capital Share Transactions	(7,063,297)	(1,975,195)	(2,704,762)	(1,336,055)	(1,824,488)	(339,722)
Increase (Decrease) in Net Assets	(7,119,641)	536,289	(3,479,199)	1,278,081	(2,193,252)	673,119
Net Assets:
Beginning of year	126,427,921	125,891,632	101,579,246	100,301,165	39,201,663	38,528,544
End of Year*	$119,308,280	$126,427,921	$98,100,047	$101,579,246	$37,008,411	$39,201,663
* Including undistributed net investment income as follows:	$190,131	$190,859	$325,019	$351,782	$89,397	$96,278
** Includes net short-term gains of $19,122, $31, and $295 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	New York Series		Ohio Series		Oregon Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income	$3,703,032	$3,907,948	$5,103,704	$5,818,169	$2,398,087	$2,564,671
Net realized gain on investments	211,133	299,830	233,958	148,284	46,659	207,022
Net change in unrealized appreciation of investments	(1,021,730)	2,810,347	(2,155,912)	3,502,835	(663,275)	1,594,723
Increase in Net Assets from Operations	2,892,435	7,018,125	3,181,750	9,469,288	1,781,471	4,366,416
Distributions to Shareholders:
Net investment income:
Class A	(3,347,567)	(3,602,096)	(4,968,837)	(5,676,534)	(2,251,445)	(2,410,033)
Class C	(234,688)	(165,804)	(41,176)	(39,318)	(48,227)	(43,648)
Class D	(99,567)	(116,185)	(45,407)	(58,324)	(69,321)	(81,943)
Net realized long-term gain on investments:
Class A	(147,765)	—	(172,188)	(31,860)	(210,898)	(322,910)
Class C	(12,790)	—	(1,796)	(212)	(5,091)	(7,100)
Class D	(6,126)	—	(2,107)	(402)	(8,939)	(13,776)
Decrease in Net Assets from Distributions	(3,848,503)	(3,884,085)	(5,231,511)	(5,806,650)	(2,593,921)	(2,879,410)
Capital Share Transactions:
Net proceeds from sales of shares	6,833,939	7,419,590	3,722,342	4,270,874	4,021,143	7,649,757
Investment of dividends	2,393,517	2,356,162	3,113,154	3,518,643	1,499,618	1,615,726
Exchanged from associated Funds	3,971,230	4,014,777	4,413,957	2,711,064	322,172	317,401
Shares issued in payment of gain distributions	125,339	—	124,190	24,489	167,051	263,668
Total	13,324,025	13,790,529	11,373,643	10,525,070	6,009,984	9,846,552
Cost of shares repurchased	(13,177,282)	(9,268,988)	(13,265,569)	(10,102,453)	(8,429,316)	(5,029,855)
Exchanged into associated Funds	(3,039,638)	(2,808,958)	(3,262,685)	(2,236,888)	(1,130,804)	(466,435)
Total	(16,216,920)	(12,077,946)	(16,528,254)	(12,339,341)	(9,560,120)	(5,496,290)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,892,895)	1,712,583	(5,154,611)	(1,814,271)	(3,550,136)	4,350,262
Increase (Decrease) in Net Assets	(3,848,963)	4,846,623	(7,204,372)	1,848,367	(4,362,586)	5,837,268
Net Assets:
Beginning of year	94,249,073	89,402,450	132,675,522	130,827,155	64,342,382	58,505,114
End of Year*	$90,400,110	$94,249,073	$125,471,150	$132,675,522	$59,979,796	$64,342,382
* Including undistributed net investment income as follows:	$78,604	$101,379	$277,429	$316,658	$181,392	$183,161

See Notes to Financial Statements.

Statements of Changes in Net Assets

	South Carolina Series
	Year Ended September 30,
	2003	2002
Operations:
Net investment income	$3,338,367	$3,896,089
Net realized gain on investments	1,055,281	207,442
Net change in unrealized appreciation of investments	(973,309)	1,695,689
Increase in Net Assets from Operations	3,420,339	5,799,220
Distributions to Shareholders:
Net investment income:
Class A	(3,029,571)	(3,608,277)
Class C	(134,521)	(74,569)
Class D	(139,803)	(161,592)
Net realized long-term gain on investments:
Class A	(236,563)	(72,062)
Class C	(10,793)	(1,464)
Class D	(14,108)	(3,857)
Decrease in Net Assets from Distributions	(3,565,359)	(3,921,821)
Capital Share Transactions:
Net proceeds from sales of shares	8,588,866	7,066,835
Investment of dividends	2,131,021	2,324,296
Exchanged from associated Funds	1,629,718	1,273,986
Shares issued in payment of gain distributions	194,391	60,043
Total	12,543,996	10,725,160
Cost of shares repurchased	(9,746,158)	(12,139,348)
Exchanged into associated Funds	(3,263,804)	(1,034,257)
Total	(13,009,962)	(13,173,605)
Decrease in Net Assets from Capital Share Transactions	(465,966)	(2,448,445)
Decrease in Net Assets	(610,986)	(571,046)
Net Assets:
Beginning of year	89,504,376	90,075,422
End of Year*	$88,893,390	$89,504,376
* Including undistributed net investment income as follows:	$122,667	$263,155

See Notes to Financial Statements.

Notes to Financial Statements

1.Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a.Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.Security Transactions and Related Investment Income —  Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2003, the interest rates paid on these notes ranged from 0.98% to 1.23%.

d.Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2003, distribution and service fees were the only class-specific expenses.

e.Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund. At September 30, 2003, undistributed net investment income for federal income tax purposes was $0 for each of the Series.

3.Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2003, were as follows:

Series	Purchases	Sales
National	$6,183,197	$6,833,747
Colorado	1,492,875	2,379,040
Georgia	—	180,000
Louisiana	—	3,766,925
Maryland	5,319,298	4,755,000
Massachusetts	1,977,920	2,230,000
Michigan	6,541,991	12,831,600
Minnesota	7,988,854	12,831,485
Missouri	998,750	2,330,000
New York	5,446,570	7,003,000
Ohio	7,912,978	9,340,000
Oregon	1,967,850	3,539,500
South Carolina	27,248,664	27,389,480

Notes to Financial Statements

At September 30, 2003, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation
National	$ 91,328,244	$ 4,617,259	$88,150
Colorado	36,255,550	2,441,411	—
Georgia	34,888,774	2,746,730	655,891
Louisiana	43,880,199	2,944,705	—
Maryland	44,566,604	2,496,298	77,692
Massachusetts	78,557,643	8,580,046	—
Michigan	108,855,577	8,797,126	4,184
Minnesota	90,856,144	6,539,857	97,940
Missouri	33,693,236	2,816,282	—
New York	83,077,312	6,056,925	—
Ohio	115,869,771	8,243,915	222,573
Oregon	55,294,766	3,745,362	4,760
South Carolina	82,687,654	4,355,343	—

4.Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
National	$ 6,003	$ 53,445
Colorado	5,597	44,510
Georgia	3,077	23,970
Louisiana	12,089	82,622
Maryland	7,354	51,144
Massachusetts	8,838	72,212
Michigan	9,342	68,136
Minnesota	11,268	84,363
Missouri	4,896	32,323
New York	10,408	95,663
Ohio	8,344	63,152
Oregon	15,036	111,294
South Carolina	17,092	140,785

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2003, fees incurred under the Plan equivalent to 0.10% per annum of the average daily net assets of Class A shares were as follows:

Series		Series
National	$ 87,307	Minnesota	$ 97,417
Colorado	38,269	Missouri	36,702
Georgia	36,641	New York	81,341
Louisiana	47,019	Ohio	126,071
Maryland	46,378	Oregon	58,692
Massachusetts	84,627	South Carolina	79,519
Michigan	119,555

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2003, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D
National	$ 64,584	$40,000	Minnesota	$ 5,191	$ 16,317
Colorado	1,816	4,035	Missouri	821	5,229
Georgia	6,495	17,440	New York	73,748	31,275
Louisiana	7,414	8,855	Ohio	13,714	15,091
Maryland	4,515	23,339	Oregon	16,486	23,741
Massachusetts	26,616	15,632	South Carolina	46,983	48,268
Michigan	10,764	20,837

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 2003, such charges were as follows:

Series		Series
National	$49,778	Minnesota	$ 1,118
Colorado	—	Missouri	83
Georgia	344	New York	7,705
Louisiana	11,078	Ohio	12,550
Maryland	5	Oregon	376
Massachusetts	1,601	South Carolina	6,208
Michigan	1,981

Notes to Financial Statements

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2003, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
National	$1,288	$ 8,198
Colorado	2,825	3,185
Georgia	64	1,431
Louisiana	213	1,387
Maryland	2,904	1,802
Massachusetts	194	2,310
Michigan	533	2,962
Minnesota	1,033	2,360
Missouri	2,475	1,804
New York	3,836	16,717
Ohio	712	6,094
Oregon	—	3,124
South Carolina	1,226	3,401

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series
National	$209,845	Minnesota	$214,921
Colorado	81,882	Missouri	81,293
Georgia	77,433	New York	185,573
Louisiana	93,326	Ohio	268,557
Maryland	107,428	Oregon	128,166
Massachusetts	181,698	South Carolina	185,982
Michigan	259,227

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of September 30, 2003, the Fund’s potential obligation under the Guaranties is $449,800. As of September 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at September 30, 2003, are included in accrued expenses and other liabilities as follows:

Series		Series
National	$8,558	Minnesota	$7,763
Colorado	6,025	Missouri	6,031
Georgia	5,812	New York	7,594
Louisiana	6,403	Ohio	7,976
Maryland	6,399	Oregon	6,079
Massachusetts	7,667	South Carolina	6,178
Michigan	7,753

5.Committed Line of Credit — The Fund is a participant in a joint $420 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2003.

6.Capital Loss Carryforward and Other Tax Adjustments — At September 30, 2003, the National and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $2,941,422 and $280,113, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, approximately $1,100,000 expires in 2004 and approximately $1,700,000 expires in 2011. The loss carryforward for the Minnesota Series expires principally in 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Colorado Series elected to defer to the fiscal year ending September 30, 2004, the recognition for tax purposes of net loss of $100,126 realized on the sale of investments after October 31, 2002. This loss will be available to offset future taxable net gains.

Notes to Financial Statements

7.	Capital Stock Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 2003, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A
	Year Ended September 30,
	2003		2002
National Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,233,181	$9,840,968	2,350,981	$18,595,815
Investment of dividends	270,056	2,151,629	288,940	2,284,023
Exchanged from associated Funds	1,346,323	10,768,963	1,922,534	15,224,190
Total	2,849,560	22,761,560	4,562,455	36,104,028
Cost of shares repurchased	(1,776,986)	(14,160,729)	(2,093,182)	(16,553,816)
Exchanged into associated Funds	(1,268,553)	(10,119,223)	(2,556,405)	(20,268,824)
Total	(3,045,539)	(24,279,952)	(4,649,587)	(36,822,640)
Increase (decrease)	(195,979)	$(1,518,392)	(87,132)	$(718,612)

	Class A
	Year Ended September 30,
	2003		2002
Colorado Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	217,358	$1,636,904	217,915	$1,616,671
Investment of dividends	114,702	867,417	116,813	868,013
Exchanged from associated Funds	113,133	848,172	28,563	211,719
Shares issued in payment of gain distributions	3,701	27,687	5,774	43,015
Total	448,894	3,380,180	369,065	2,739,418
Cost of shares repurchased	(440,171)	(3,325,366)	(261,698)	(1,946,410)
Exchanged into associated Funds	(45,518)	(344,065)	(24,632)	(184,359)
Total	(485,689)	(3,669,431)	(286,330)	(2,130,769)
Increase (decrease)	(36,795)	$(289,251)	82,735	$608,649

	Class A
	Year Ended September 30,
	2003		2002
Georgia Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	78,970	$628,334	129,448	$1,023,027
Investment of dividends	123,027	979,242	132,008	1,041,119
Exchanged from associated Funds	12,885	103,569	22,222	175,921
Shares issued in payment of gain distributions	13,795	108,979	6,678	52,622
Total	228,677	1,820,124	290,356	2,292,689
Cost of shares repurchased	(541,167)	(4,292,370)	(417,013)	(3,274,923)
Exchanged into associated Funds	(35,798)	(284,470)	(1,482)	(11,544)
Total	(576,965)	(4,576,840)	(418,495)	(3,286,467)
Increase (decrease)	(348,288)	$(2,756,716)	(128,139)	$(993,778)

	Class A
	Year Ended September 30,
	2003		2002
Louisiana Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	291,048	$2,413,017	253,893	$2,068,211
Investment of dividends	123,373	1,018,871	129,196	1,049,464
Exchanged from associated Funds	—	—	2,378	19,553
Shares issued in payment of gain distributions	12,847	105,475	—	—
Total	427,268	3,537,363	385,467	3,137,228
Cost of shares repurchased	(664,357)	(5,472,417)	(554,215)	(4,505,337)
Exchanged into associated Funds	(45,159)	(373,617)	(11,599)	(97,317)
Total	(709,516)	(5,846,034)	(565,814)	(4,602,654)
Increase (decrease)	(282,248)	$(2,308,671)	(180,347)	$(1,465,426)

Notes to Financial Statements

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
1,100,315	$8,730,815	411,026	$3,248,786	31,579	$252,000	9,006	$71,717
17,660	140,808	9,545	75,579	10,736	85,609	10,235	80,941
265,752	2,108,960	215,662	1,713,634	51,823	412,937	148,858	1,176,397
1,383,727	10,980,583	636,233	5,037,999	94,138	750,546	168,099	1,329,055
(1,129,328)	(8,999,284)	(113,966)	(900,212)	(163,424)	(1,308,126)	(70,549)	(557,016)
(305,042)	(2,421,678)	(168,959)	(1,344,103)	(66,109)	(527,890)	(38,223)	(304,605)
(1,434,370)	(11,420,962)	(282,925)	(2,244,315)	(229,533)	(1,836,016)	(108,772)	(861,621)
(50,643)	$(440,379)	353,308	$2,793,684	(135,395)	$(1,085,470)	59,327	$467,434

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
4,573	$34,634	10,030	$74,031	172	$1,304	7,211	$52,539
469	3,551	191	1,424	1,326	10,014	1,480	10,992
—	—	1,444	10,975	—	—	16,909	124,075
16	119	9	69	39	289	74	551
5,058	38,304	11,674	86,499	1,537	11,607	25,674	188,157
(107)	(817)	(2,537)	(18,851)	(24,926)	(190,251)	(37,061)	(276,700)
—	—	—	—	(422)	(3,240)	(10,192)	(75,733)
(107)	(817)	(2,537)	(18,851)	(25,348)	(193,491)	(47,253)	(352,433)
4,951	$37,487	9,137	$67,648	(23,811)	$(181,884)	(21,579)	$(164,276)

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
21,926	$175,181	35,220	$277,803	9,657	$76,764	10,048	$80,201
1,697	13,539	1,977	15,638	4,812	38,389	6,329	50,027
7,859	62,479	—	—	7,724	61,761	9,623	76,053
314	2,486	81	639	596	4,718	343	2,708
31,796	253,685	37,278	294,080	22,789	181,632	26,343	208,989
(20,506)	(162,534)	(11,776)	(93,553)	(51,623)	(409,988)	(30,337)	(239,985)
(7,945)	(62,445)	—	—	(12,274)	(96,858)	—	—
(28,451)	(224,979)	(11,776)	(93,553)	(63,897)	(506,846)	(30,337)	(239,985)
3,345	$28,706	25,502	$200,527	(41,108)	$(325,214)	(3,994)	$(30,996)

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
7,591	$63,054	24,826	$201,391	6,302	$51,810	20,550	$168,185
2,742	22,634	3,455	28,032	1,371	11,313	2,601	21,121
—	—	—	—	—	—	—	—
358	2,936	—	—	113	928	—	—
10,691	88,624	28,281	229,423	7,786	64,051	23,151	189,306
(17,068)	(140,341)	(44,082)	(354,405)	(39,371)	(323,795)	(8,651)	(71,005)
(1,921)	(16,184)	—	—	—	—	—	—
(18,989)	(156,525)	(44,082)	(354,405)	(39,371)	(323,795)	(8,651)	(71,005)
(8,298)	$(67,901)	(15,801)	$(124,982)	(31,585)	$(259,744)	14,500	$118,301

Notes to Financial Statements

	Class A
	Year Ended September 30,
	2003		2002
Maryland Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	189,751	$1,537,432	227,238	$1,825,250
Investment of dividends	143,049	1,154,379	154,773	1,244,037
Exchanged from associated Funds	34,219	276,949	62,556	504,146
Shares issued in payment of gain distributions	45,523	366,460	13,698	110,271
Total	412,542	3,335,220	458,265	3,683,704
Cost of shares repurchased	(502,367)	(4,052,147)	(380,458)	(3,063,576)
Exchanged into associated Funds	(64,295)	(515,383)	(23,447)	(188,460)
Total	(566,662)	(4,567,530)	(403,905)	(3,252,036)
Increase (decrease)	(154,120)	$(1,232,310)	54,360	$431,668

	Class A
	Year Ended September 30,
	2003		2002
Massachusetts Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	364,776	$3,028,436	285,214	$2,302,854
Investment of dividends	234,478	1,942,802	269,224	2,156,846
Exchanged from associated Funds	26,732	222,696	74,218	593,266
Total	625,986	5,193,934	628,656	5,052,966
Cost of shares repurchased	(965,952)	(8,011,348)	(811,828)	(6,488,104)
Exchanged into associated Funds	(77,646)	(638,200)	(55,227)	(439,034)
Total	(1,043,598)	(8,649,548)	(867,055)	(6,927,138)
Increase (decrease)	(417,612)	$(3,455,614)	(238,399)	$(1,874,172)

	Class A
	Year Ended September 30,
	2003		2002
Michigan Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	264,222	$2,262,684	503,101	$4,216,974
Investment of dividends	325,414	2,785,052	380,689	3,192,611
Exchanged from associated Funds	131,920	1,137,651	325,499	2,732,646
Shares issued in payment of gain distributions	42,597	359,519	55,764	470,089
Total	764,153	6,544,906	1,265,053	10,612,320
Cost of shares repurchased	(1,373,681)	(11,783,081)	(1,085,650)	(9,106,111)
Exchanged into associated Funds	(174,862)	(1,501,167)	(436,007)	(3,646,705)
Total	(1,548,543)	(13,284,248)	(1,521,657)	(12,752,816)
Increase (decrease)	(784,390)	$(6,739,342)	(256,604)	$(2,140,496)

	Class A
	Year Ended September 30,
	2003		2002
Minnesota Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	381,041	$3,003,181	289,731	$2,231,680
Investment of dividends	304,757	2,388,650	374,392	2,878,816
Exchanged from associated Funds	46,992	368,262	155,200	1,193,987
Total	732,790	5,760,093	819,323	6,304,483
Cost of shares repurchased	(1,007,614)	(7,888,949)	(924,285)	(7,104,988)
Exchanged into associated Funds	(39,137)	(307,018)	(108,911)	(837,377)
Total	(1,046,751)	(8,195,967)	(1,033,196)	(7,942,365)
Increase (decrease)	(313,961)	$(2,435,874)	(213,873)	$(1,637,882)

Notes to Financial Statements

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
9,002	$72,247	14,416	$117,667	19,671	$161,799	20,465	$164,936
1,418	11,458	1,558	12,538	7,099	57,354	7,778	62,622
—	—	1,272	10,291	459	3,700	6,212	50,797
565	4,555	143	1,150	2,626	21,164	817	6,582
10,985	88,260	17,389	141,646	29,855	244,017	35,272	284,937
(13,196)	(106,042)	(9,294)	(73,702)	(29,499)	(237,727)	(24,669)	(199,230)
(646)	(5,174)	(1,688)	(13,552)	—	—	(643)	(5,136)
(13,842)	(111,216)	(10,982)	(87,254)	(29,499)	(237,727)	(25,312)	(204,366)
(2,857)	$(22,956)	6,407	$54,392	356	$6,290	9,960	$80,571

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
268,362	$2,226,363	66,445	$534,656	10,125	$84,987	5,699	$45,835
5,530	45,922	3,550	28,454	2,277	18,862	2,603	20,852
—	—	6,940	55,670	1,407	11,723	7,304	58,774
273,892	2,272,285	76,935	618,780	13,809	115,572	15,606	125,461
(39,368)	(328,736)	(22,194)	(179,712)	(64,018)	(528,129)	(24,389)	(192,915)
(21,627)	(176,291)	—	—	(939)	(7,636)	—	—
(60,995)	(505,027)	(22,194)	(179,712)	(64,957)	(535,765)	(24,389)	(192,915)
212,897	$1,767,258	54,741	$439,068	(51,148)	$(420,193)	(8,783)	$(67,454)

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
14,342	$123,754	47,163	$396,323	14,087	$120,030	44,475	$373,076
2,150	18,419	2,476	20,740	4,557	38,975	4,969	41,633
1,127	9,615	1,211	10,178	32,769	281,248	8,658	72,442
390	3,287	404	3,399	413	3,483	755	6,360
18,009	155,075	51,254	430,640	51,826	443,736	58,857	493,511
(58,523)	(501,819)	(22,201)	(188,469)	(14,348)	(122,188)	(57,393)	(481,883)
(10,449)	(91,113)	—	—	(24,000)	(207,646)	(10,688)	(88,498)
(68,972)	(592,932)	(22,201)	(188,469)	(38,348)	(329,834)	(68,081)	(570,381)
(50,963)	$(437,857)	29,053	$242,171	13,478	$113,902	(9,224)	$(76,870)

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
23,186	$181,717	18,150	$138,348	5,825	$45,384	38,282	$293,293
733	5,745	776	5,973	3,833	30,030	5,192	39,933
2,745	21,403	—	—	1,159	9,055	—	—
26,664	208,865	18,926	144,321	10,817	84,469	43,474	333,226
(10,675)	(83,880)	(3)	(25)	(61,161)	(478,342)	(18,959)	(145,329)
—	—	—	—	—	—	(3,939)	(30,366)
(10,675)	(83,880)	(3)	(25)	(61,161)	(478,342)	(22,898)	(175,695)
15,989	$124,985	18,923	$144,296	(50,344)	$(393,873)	20,576	$157,531

Notes to Financial Statements

	Class A
	Year Ended September 30,
	2003		2002
Missouri Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	133,736	$1,074,031	119,335	$922,241
Investment of dividends	91,697	725,177	106,387	822,243
Exchanged from associated Funds	20,230	159,708	13,952	109,847
Shares issued in payment of gain distributions	5,797	45,391	19,291	149,891
Total	251,460	2,004,307	258,965	2,004,222
Cost of shares repurchased	(461,223)	(3,656,416)	(296,394)	(2,293,056)
Exchanged into associated Funds	(12,191)	(97,207)	(8,497)	(65,735)
Total	(473,414)	(3,753,623)	(304,891)	(2,358,791)
Increase (decrease)	(221,954)	$(1,749,316)	(45,926)	$(354,569)

	Class A
	Year Ended September 30,
	2003		2002
New York Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	562,859	$4,675,948	518,532	$4,212,536
Investment of dividends	258,907	2,154,122	267,808	2,175,940
Exchanged from associated Funds	437,466	3,661,350	449,090	3,665,259
Shares issued in payment of gain distributions	13,449	110,821	—	—
Total	1,272,681	10,602,241	1,235,430	10,053,735
Cost of shares repurchased	(1,233,394)	(10,283,638)	(1,083,630)	(8,873,573)
Exchanged into associated Funds	(325,456)	(2,735,956)	(334,699)	(2,725,278)
Total	(1,558,850)	(13,019,594)	(1,418,329)	(11,598,851)
Increase (decrease)	(286,169)	$(2,417,353)	(182,899)	$(1,545,116)

	Class A
	Year Ended September 30,
	2003		2002
Ohio Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	419,997	$3,415,782	425,197	$3,409,296
Investment of dividends	375,763	3,053,318	431,096	3,449,054
Exchanged from associated Funds	527,555	4,313,595	323,040	2,587,031
Shares issued in payment of gain distributions	15,085	121,737	2,990	24,036
Total	1,338,400	10,904,432	1,182,323	9,469,417
Cost of shares repurchased	(1,562,020)	(12,698,582)	(1,201,268)	(9,619,162)
Exchanged into associated Funds	(390,069)	(3,172,935)	(273,891)	(2,197,884)
Total	(1,952,089)	(15,871,517)	(1,475,159)	(11,817,046)
Increase (decrease)	(613,689)	$(4,967,085)	(292,836)	$(2,347,629)

	Class A
	Year Ended September 30,
	2003		2002
Oregon Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	445,893	$3,528,825	854,314	$6,674,841
Investment of dividends	178,910	1,415,147	195,146	1,519,785
Exchanged from associated Funds	32,003	252,395	31,824	248,032
Shares issued in payment of gain distributions	20,164	158,086	31,575	246,601
Total	676,970	5,354,453	1,112,859	8,689,259
Cost of shares repurchased	(946,432)	(7,485,327)	(583,122)	(4,550,520)
Exchanged into associated Funds	(113,520)	(895,485)	(49,558)	(385,293)
Total	(1,059,952)	(8,380,812)	(632,680)	(4,935,813)
Increase (decrease)	(382,982)	$(3,026,359)	480,179	$3,753,446

Notes to Financial Statements

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
656	$5,323	383	$2,969	325	$2,572	442	$3,435
71	563	59	458	1,683	13,317	2,131	16,470
3,104	24,493	227	1,770	—	—	2,153	16,617
7	58	37	289	91	711	426	3,310
3,838	30,437	706	5,486	2,099	16,600	5,152	39,832
(2,982)	(23,292)	—	—	(12,578)	(98,917)	(1,784)	(13,848)
—	—	—	—	—	—	(2,153)	(16,623)
(2,982)	(23,292)	—	—	(12,578)	(98,917)	(3,937)	(30,471)
856	$7,145	706	$5,486	(10,479)	$(82,317)	1,215	$9,361

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
254,190	$2,118,078	387,041	$3,156,479	4,806	$39,913	6,213	$50,575
19,742	164,536	12,149	98,966	8,988	74,859	9,989	81,256
32,453	271,961	14,105	113,789	4,478	37,919	28,959	235,729
1,356	11,184	—	—	404	3,334	—	—
307,741	2,565,759	413,295	3,369,234	18,676	156,025	45,161	367,560
(238,039)	(1,987,631)	(21,180)	(172,170)	(107,869)	(906,013)	(27,487)	(223,245)
(26,298)	(218,767)	(5,998)	(48,293)	(10,292)	(84,915)	(4,429)	(35,387)
(264,337)	(2,206,398)	(27,178)	(220,463)	(118,161)	(990,928)	(31,916)	(258,632)
43,404	$359,361	386,117	$3,148,771	(99,485)	$(834,903)	13,245	$108,928

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
26,694	$219,994	87,274	$699,912	10,571	$86,566	19,951	$161,666
3,789	30,959	3,843	30,918	3,535	28,877	4,810	38,671
1,139	9,296	2,170	17,634	11,112	91,066	13,213	106,399
190	1,544	22	182	112	909	33	271
31,812	261,793	93,309	748,646	25,330	207,418	38,007	307,007
(25,060)	(202,108)	(32,729)	(262,883)	(44,282)	(364,879)	(27,396)	(220,408)
(3,219)	(26,850)	(888)	(7,131)	(7,622)	(62,900)	(3,954)	(31,873)
(28,279)	(228,958)	(33,617)	(270,014)	(51,904)	(427,779)	(31,350)	(252,281)
3,533	$32,835	59,692	$478,632	(26,574)	$(220,361)	6,657	$54,726

Class C				Class D
Year Ended September 30,				Year Ended September 30,
2003		2002		2003		2002
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
49,543	$392,065	63,092	$494,069	12,632	$100,253	61,360	$480,847
5,269	41,675	5,153	40,100	5,413	42,796	7,174	55,841
783	6,144	1,086	8,664	8,083	63,633	7,783	60,705
553	4,336	827	6,455	590	4,629	1,359	10,612
56,148	444,220	70,158	549,288	26,718	211,311	77,676	608,005
(14,628)	(115,509)	(30,546)	(234,995)	(105,442)	(828,480)	(31,068)	(244,340)
(6,935)	(54,248)	—	—	(23,068)	(181,071)	(10,677)	(81,142)
(21,563)	(169,757)	(30,546)	(234,995)	(128,510)	(1,009,551)	(41,745)	(325,482)
34,585	$274,463	39,612	$314,293	(101,792)	$(798,240)	35,931	$282,523

Notes to Financial Statements

	Class A
	Year Ended September 30,
	2003		2002
South Carolina Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	584,654	$4,789,184	534,629	$4,300,712
Investment of dividends	236,763	1,933,790	268,864	2,158,288
Exchanged from associated Funds	198,451	1,618,758	144,309	1,155,177
Shares issued in payment of gain distributions	21,644	175,097	6,885	55,559
Total	1,041,512	8,516,829	954,687	7,669,736
Cost of shares repurchased	(951,193)	(7,778,291)	(1,376,988)	(11,042,610)
Exchanged into associated Funds	(309,801)	(2,539,301)	(127,666)	(1,026,548)
Total	(1,260,994)	(10,317,592)	(1,504,654)	(12,069,158)
Decrease	(219,482)	$(1,800,763)	(549,967)	$(4,399,422)

	Class C
	Year Ended September 30,
	2003		2002
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	400,579	$3,262,421	273,004	$2,193,085
Investment of dividends	11,691	95,528	6,738	54,085
Exchanged from associated Funds	—	—	—	—
Shares issued in payment of gain distributions	1,036	8,378	151	1,221
Total	413,306	3,366,327	279,893	2,248,391
Cost of shares repurchased	(54,890)	(447,646)	(77,989)	(618,765)
Exchanged into associated Funds	(90,158)	(724,503)	(964)	(7,709)
Total	(145,048)	(1,172,149)	(78,953)	(626,474)
Increase	268,258	$2,194,178	200,940	$1,621,917

	Class D
	Year Ended September 30,
	2003		2002
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	66,028	$537,261	71,976	$573,038
Investment of dividends	12,459	101,703	13,955	111,923
Exchanged from associated Funds	1,342	10,960	14,800	118,809
Shares issued in payment of gain distributions	1,349	10,916	405	3,263
Total	81,178	660,840	101,136	807,033
Cost of shares repurchased	(185,938)	(1,520,221)	(59,732)	(477,973)
Exchanged into associated Funds	—	—	—	—
Total	(185,938)	(1,520,221)	(59,732)	(477,973)
Increase (decrease)	(104,760)	$(859,381)	41,404	$329,060

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.05	$7.98	$7.65	$7.68	$8.32
Income from Investment Operations:
Net investment income	0.33	0.37	0.37	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.64)
Total from Investment Operations	0.26	0.43	0.70	0.36	(0.25)
Less Distributions:
Dividends from net investment income	(0.33)	(0.36)	(0.37)	(0.39)	(0.39)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.33)	(0.36)	(0.37)	(0.39)	(0.39)
Net Asset Value, End of Year	$7.98	$8.05	$7.98	$7.65	$7.68
Total Return:	3.29%	5.62%	9.36%	4.88%	(3.11)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$86,905	$89,243	$89,117	$87,583	$90,296
Ratio of expenses to average net assets	0.95%	0.89%	0.91%	0.87%	0.83%
Ratio of net income investment income to average net assets	4.14%	4.64%	4.74%	5.18%	4.83%
Portfolio turnover rate	7.04%	6.97%	20.58%	6.54%	13.37%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.05	$7.98	$7.65	$7.68	$8.08
Income from Investment Operations:
Net investment income	0.26	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.40)
Total from Investment Operations	0.19	0.36	0.63	0.29	(0.29)
Less Distributions:
Dividends from net investment income	(0.26)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.26)	(0.29)	(0.30)	(0.32)	(0.11)
Net Asset Value, End of Period	$7.98	$8.05	$7.98	$7.65	$7.68
Total Return:	2.36%	4.67%	8.38%	3.94%	(3.38)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,446	$5,903	$3,029	$1,056	$115
Ratio of expenses to average net assets	1.85%	1.79%	1.81%	1.77%	1.74%†
Ratio of net investment income to average net assets	3.24%	3.74%	3.84%	4.28%	4.10%†
Portfolio turnover rate	7.04%	6.97%	20.58%	6.54%	13.37%††

See footnotes on page 70.

Financial Highlights

National Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.05	$7.98	$7.65	$7.68	$8.31
Income from Investment Operations:
Net investment income	0.26	0.30	0.30	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.07)	0.06	0.33	(0.03)	(0.63)
Total from Investment Operations	0.19	0.36	0.63	0.29	(0.31)
Less Distributions:
Dividends from net investment income	(0.26)	(0.29)	(0.30)	(0.32)	(0.32)
Distributions from net realized capital gain	—	—	—	—	—
Total Distributions	(0.26)	(0.29)	(0.30)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.98	$8.05	$7.98	$7.65	$7.68
Total Return:	2.36%	4.67%	8.38%	3.94%	(3.85)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,942	$4,059	$3,547	$3,839	$8,079
Ratio of expenses to average net assets	1.85%	1.79%	1.81%	1.77%	1.73%
Ratio of net investment income to average net assets	3.24%	3.74%	3.84%	4.28%	3.93%
Portfolio turnover rate	7.04%	6.97%	20.58%	6.54%	13.37%

Colorado Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$7.69	$7.47	$7.02	$7.10	$7.64
Income from Investment Operations:
Net investment income	0.31	0.32	0.34	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.06)	0.23	0.45	(0.03)	(0.54)
Total from Investment Operations	0.25	0.55	0.79	0.32	(0.20)
Less Distributions:
Dividends from net investment income	(0.30)	(0.32)	(0.34)	(0.35)	(0.34)
Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—
Total Distributions	(0.31)	(0.33)	(0.34)	(0.40)	(0.34)
Net Asset Value, End of Year	$7.63	$7.69	$7.47	$7.02	$7.10
Total Return:	3.38%	7.60%	11.44%	4.64%	(2.67)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$38,560	$39,155	$37,429	$37,358	$44,649
Ratio of expenses to average net assets	0.99%	0.96%	0.94%	0.91%	0.87%
Ratio of net investment income to average net assets	4.05%	4.31%	4.63%	4.99%	4.60%
Portfolio turnover rate	4.10%	9.45%	11.31%	8.81%	7.91%

See footnotes on page 70.

Financial Highlights

Colorado Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$7.68	$7.46	$7.02	$7.09	$7.47
Income from Investment Operations:
Net investment income	0.24	0.25	0.28	0.28	0.10
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	0.44	(0.02)	(0.38)
Total from Investment Operations	0.19	0.48	0.72	0.26	(0.28)
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.28)	(0.28)	(0.10)
Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—
Total Distributions	(0.25)	(0.26)	(0.28)	(0.33)	(0.10)
Net Asset Value, End of Period	$7.62	$7.68	$7.46	$7.02	$7.09
Total Return:	2.46%	6.59%	10.39%	3.86%	(3.93)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$205	$169	$96	$76	$60
Ratio of expenses to average net assets	1.89%	1.86%	1.84%	1.81%	1.73%†
Ratio of net investment income to average net assets	3.15%	3.41%	3.73%	4.09%	3.85%†
Portfolio turnover rate	4.10%	9.45%	11.31%	8.81%	7.91%††

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$7.68	$7.46	$7.02	$7.09	$7.63
Income from Investment Operations:
Net investment income	0.24	0.25	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	0.44	(0.02)	(0.54)
Total from Investment Operations	0.19	0.48	0.72	0.26	(0.26)
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.28)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	—	(0.05)	—
Total Distributions	(0.25)	(0.26)	(0.28)	(0.33)	(0.28)
Net Asset Value, End of Year	$7.62	$7.68	$7.46	$7.02	$7.09
Total Return:	2.46%	6.59%	10.39%	3.86%	(3.57)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$276	$461	$609	$505	$917
Ratio of expenses to average net assets	1.89%	1.86%	1.84%	1.81%	1.77%
Ratio of net investment income to average net assets	3.15%	3.41%	3.73%	4.09%	3.70%
Portfolio turnover rate	4.10%	9.45%	11.31%	8.81%	7.91%

See footnotes on page 70.

Financial Highlights

Georgia Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.10	$7.89	$7.64	$7.75	$8.38
Income from Investment Operations:
Net investment income	0.33	0.35	0.36	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	0.22	0.29	0.06	(0.58)
Total from Investment Operations	0.27	0.57	0.65	0.43	(0.21)
Less Distributions:
Dividends from net investment income	(0.33)	(0.35)	(0.36)	(0.37)	(0.37)
Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)
Total Distributions	(0.36)	(0.36)	(0.40)	(0.54)	(0.42)
Net Asset Value, End of Year	$8.01	$8.10	$7.89	$7.64	$7.75
Total Return:	3.48%	7.47%	8.68%	5.95%	(2.63)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$35,086	$38,306	$38,355	$37,423	$42,692
Ratio of expenses to average net assets	0.97%	0.89%	0.95%	0.91%	0.87%
Ratio of net investment income to average net assets	4.16%	4.44%	4.56%	4.96%	4.59%
Portfolio turnover rate	—	13.66%	—	9.57%	23.93%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.12	$7.91	$7.66	$7.76	$8.17
Income from Investment Operations:
Net investment income	0.26	0.28	0.29	0.30	0.11
Net realized and unrealized gain (loss) on investments	(0.07)	0.22	0.29	0.07	(0.41)
Total from Investment Operations	0.19	0.50	0.58	0.37	(0.30)
Less Distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.11)
Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	—
Total Distributions	(0.29)	(0.29)	(0.33)	(0.47)	(0.11)
Net Asset Value, End of Period	$8.02	$8.12	$7.91	$7.66	$7.76
Total Return:	2.42%	6.49%	7.71%	5.15%	(3.84)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$620	$600	$383	$246	$176
Ratio of expenses to average net assets	1.87%	1.79%	1.85%	1.81%	1.74%†
Ratio of net investment income to average net assets	3.26%	3.54%	3.66%	4.06%	3.89%†
Portfolio turnover rate	—	13.66%	—	9.57%	23.93%††

See footnotes on page 70.

Financial Highlights

Georgia Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.12	$7.91	$7.66	$7.76	$8.40
Income from Investment Operations:
Net investment income	0.26	0.28	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	0.22	0.29	0.07	(0.59)
Total from Investment Operations	0.20	0.50	0.58	0.37	(0.29)
Less Distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.01)	(0.04)	(0.17)	(0.05)
Total Distributions	(0.29)	(0.29)	(0.33)	(0.47)	(0.35)
Net Asset Value, End of Year	$8.03	$8.12	$7.91	$7.66	$7.76
Total Return:	2.55%	6.49%	7.71%	5.15%	(3.61)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,658	$2,010	$1,991	$2,129	$2,318
Ratio of expenses to average net assets	1.87%	1.79%	1.85%	1.81%	1.77%
Ratio of net investment income to average net assets	3.26%	3.54%	3.66%	4.06%	3.69%
Portfolio turnover rate	—	13.66%	—	9.57%	23.93%

Louisiana Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.41	$8.15	$7.80	$7.81	$8.51
Income from Investment Operations:
Net investment income	0.36	0.37	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.12)	0.26	0.37	0.04	(0.59)
Total from Investment Operations	0.24	0.63	0.75	0.43	(0.20)
Less Distributions:
Dividends from net investment income	(0.35)	(0.37)	(0.38)	(0.39)	(0.39)
Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	(0.11)
Total Distributions	(0.38)	(0.37)	(0.40)	(0.44)	(0.50)
Net Asset Value, End of Year	$8.27	$8.41	$8.15	$7.80	$7.81
Total Return:	3.03%	7.94%	9.77%	5.70%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$46,181	$49,356	$49,267	$47,099	$51,543
Ratio of expenses to average net assets	0.94%	0.87%	0.89%	0.88%	0.84%
Ratio of net investment income to average net assets	4.33%	4.56%	4.71%	5.10%	4.76%
Portfolio turnover rate	—	11.19%	4.99%	—	8.67%

See footnotes on page 70.

Financial Highlights

Louisiana Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.41	$8.15	$7.80	$7.80	$8.19
Income from Investment Operations:
Net investment income	0.28	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	(0.11)	0.25	0.37	0.05	(0.39)
Total from Investment Operations	0.17	0.55	0.67	0.37	(0.28)
Less Distributions:
Dividends from net investment income	(0.28)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	—
Total Distributions	(0.31)	(0.29)	(0.32)	(0.37)	(0.11)
Net Asset Value, End of Period	$8.27	$8.41	$8.15	$7.80	$7.80
Total Return:	2.11%	6.98%	8.78%	4.88%	(3.55)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$687	$769	$873	$581	$—
Ratio of expenses to average net assets	1.84%	1.77%	1.79%	1.78%	1.71%†
Ratio of net investment income to average net assets	3.43%	3.66%	3.81%	4.20%	4.00%†
Portfolio turnover rate	—	11.19%	4.99%	—	8.67%††

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.41	$8.15	$7.80	$7.80	$8.50
Income from Investment Operations:
Net investment income	0.28	0.30	0.30	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.11)	0.25	0.37	0.05	(0.59)
Total from Investment Operations	0.17	0.55	0.67	0.37	(0.27)
Less Distributions:
Dividends from net investment income	(0.28)	(0.29)	(0.30)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.03)	—	(0.02)	(0.05)	(0.11)
Total Distributions	(0.31)	(0.29)	(0.32)	(0.37)	(0.43)
Net Asset Value, End of Year	$8.27	$8.41	$8.15	$7.80	$7.80
Total Return:	2.11%	6.98%	8.78%	4.88%	(3.33)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$843	$1,123	$970	$721	$908
Ratio of expenses to average net assets	1.84%	1.77%	1.79%	1.78%	1.74%
Ratio of net investment income to average net assets	3.43%	3.66%	3.81%	4.20%	3.86%
Portfolio turnover rate	—	11.19%	4.99%	—	8.67%

See footnotes on page 70.

Financial Highlights

Maryland Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.27	$8.08	$7.79	$7.79	$8.32
Income from Investment Operations:
Net investment income	0.32	0.36	0.39	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.14)	0.22	0.29	—	(0.50)
Total from Investment Operations	0.18	0.58	0.68	0.39	(0.11)
Less Distributions:
Dividends from net investment income	(0.31)	(0.36)	(0.39)	(0.39)	(0.39)
Distributions from net realized capital gain	(0.09)	(0.03)	—	—	(0.03)
Total Distributions	(0.40)	(0.39)	(0.39)	(0.39)	(0.42)
Net Asset Value, End of Year	$8.05	$8.27	$8.08	$7.79	$7.79
Total Return:	2.29%	7.33%	8.83%	5.26%	(1.45)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$45,239	$47,787	$46,234	$48,042	$49,523
Ratio of expenses to average net assets	0.96%	0.90%	0.91%	0.91%	0.87%
Ratio of net investment income to average net assets	3.92%	4.47%	4.82%	5.10%	4.77%
Portfolio turnover rate	10.98%	19.30%	—	9.76%	1.80%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.29	$8.09	$7.80	$7.80	$8.13
Income from Investment Operations:
Net investment income	0.24	0.29	0.32	0.32	0.11
Net realized and unrealized gain (loss) on investments	(0.14)	0.23	0.29	—	(0.33)
Total from Investment Operations	0.10	0.52	0.61	0.32	(0.22)
Less Distributions:
Dividends from net investment income	(0.24)	(0.29)	(0.32)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.09)	(0.03)	—	—	—
Total Distributions	(0.33)	(0.32)	(0.32)	(0.32)	(0.11)
Net Asset Value, End of Period	$8.06	$8.29	$8.09	$7.80	$7.80
Total Return:	1.25%	6.49%	7.86%	4.32%	(2.83)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$444	$480	$417	$161	$75
Ratio of expenses to average net assets	1.86%	1.80%	1.81%	1.81%	1.75%†
Ratio of net investment income to average net assets	3.02%	3.57%	3.92%	4.20%	4.04%†
Portfolio turnover rate	10.98%	19.30%	—	9.76%	1.80%††

See footnotes on page 70.

Financial Highlights

Maryland Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.29	$8.09	$7.80	$7.80	$8.33
Income from Investment Operations:
Net investment income	0.24	0.29	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments	(0.14)	0.23	0.29	—	(0.50)
Total from Investment Operations	0.10	0.52	0.61	0.32	(0.19)
Less Distributions:
Dividends from net investment income	(0.24)	(0.29)	(0.32)	(0.32)	(0.31)
Distributions from net realized capital gain	(0.09)	(0.03)	—	—	(0.03)
Total Distributions	(0.33)	(0.32)	(0.32)	(0.32)	(0.34)
Net Asset Value, End of Year	$8.06	$8.29	$8.09	$7.80	$7.80
Total Return:	1.25%	6.49%	7.86%	4.32%	(2.00)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,291	$2,352	$2,216	$2,179	$2,775
Ratio of expenses to average net assets	1.86%	1.80%	1.81%	1.81%	1.77%
Ratio of net investment income to average net assets	3.02%	3.57%	3.92%	4.20%	3.87%
Portfolio turnover rate	10.98%	19.30%	—	9.76%	1.80%

Massachusetts Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.38	$8.01	$7.48	$7.47	$8.27
Income from Investment Operations:
Net investment income	0.33	0.35	0.35	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.05)	0.37	0.53	0.07	(0.75)
Total from Investment Operations	0.28	0.72	0.88	0.43	(0.39)
Less Distributions:
Dividends from net investment income	(0.32)	(0.35)	(0.35)	(0.36)	(0.36)
Distributions from net realized capital gain	—	—	—	(0.06)	(0.05)
Total Distributions	(0.32)	(0.35)	(0.35)	(0.42)	(0.41)
Net Asset Value, End of Year	$8.34	$8.38	$8.01	$7.48	$7.47
Total Return:	3.48%	9.28%	12.01%	5.97%	(4.85)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$83,379	$87,225	$85,336	$81,487	$92,929
Ratio of expenses to average net assets	0.92%	0.86%	0.89%	0.86%	0.83%
Ratio of net investment income to average net assets	3.96%	4.42%	4.52%	4.95%	4.56%
Portfolio turnover rate	2.42%	5.74%	5.09%	22.46%	23.88%

See footnotes on page 70.

Financial Highlights

Massachusetts Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.37	$8.01	$7.48	$7.47	$7.96
Income from Investment Operations:
Net investment income	0.25	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	(0.03)	0.36	0.53	0.07	(0.49)
Total from Investment Operations	0.22	0.64	0.81	0.36	(0.39)
Less Distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	—	—	—	(0.06)	—
Total Distributions	(0.25)	(0.28)	(0.28)	(0.35)	(0.10)
Net Asset Value, End of Period	$8.34	$8.37	$8.01	$7.48	$7.47
Total Return:	2.68%	8.17%	11.00%	5.01%	(5.02)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,284	$1,513	$1,009	$283	$228
Ratio of expenses to average net assets	1.82%	1.76%	1.79%	1.76%	1.73%†
Ratio of net investment income to average net assets	3.06%	3.52%	3.62%	4.05%	3.80%†
Portfolio turnover rate	2.42%	5.74%	5.09%	22.46%	23.88%††

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.37	$8.01	$7.48	$7.47	$8.26
Income from Investment Operations:
Net investment income	0.25	0.28	0.28	0.29	0.29
Net realized and unrealized gain (loss) on investments	(0.03)	0.36	0.53	0.07	(0.74)
Total from Investment Operations	0.22	0.64	0.81	0.36	(0.45)
Less Distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.28)	(0.29)	(0.29)
Distributions from net realized capital gain	—	—	—	(0.06)	(0.05)
Total Distributions	(0.25)	(0.28)	(0.28)	(0.35)	(0.34)
Net Asset Value, End of Year	$8.34	$8.37	$8.01	$7.48	$7.47
Total Return:	2.68%	8.17%	11.00%	5.01%	(5.61)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,293	$1,725	$1,721	$1,436	$2,934
Ratio of expenses to average net assets	1.82%	1.76%	1.79%	1.76%	1.73%
Ratio of net investment income to average net assets	3.06%	3.52%	3.62%	4.05%	3.66%
Portfolio turnover rate	2.42%	5.74%	5.09%	22.46%	23.88%

See footnotes on page 70.

Financial Highlights

Michigan Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.64	$8.47	$8.11	$8.04	$8.83
Income from Investment Operations:
Net investment income	0.32	0.38	0.40	0.41	0.40
Net realized and unrealized gain (loss) on investments	0.04	0.21	0.39	0.10	(0.63)
Total from Investment Operations	0.36	0.59	0.79	0.51	(0.23)
Less Distributions:
Dividends from net investment income	(0.32)	(0.38)	(0.40)	(0.41)	(0.40)
Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)
Total Distributions	(0.36)	(0.42)	(0.43)	(0.44)	(0.56)
Net Asset Value, End of Year	$8.64	$8.64	$8.47	$8.11	$8.04
Total Return:	4.24%	7.23%	9.98%	6.62%	(2.77)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$116,487	$123,283	$122,978	$117,241	$125,560
Ratio of expenses to average net assets	0.91%	0.86%	0.70%	0.70%	0.82%
Ratio of net investment income to average net assets	3.79%	4.51%	4.85%	5.20%	4.73%
Portfolio turnover rate	6.10%	1.66%	11.63%	7.80%	3.73%
Without expense reimbursement:*
Ratio of expenses to average net assets			0.85%	0.84%
Ratio of net investment income to average net assets			4.70%	5.06%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.63	$8.46	$8.10	$8.03	$8.43
Income from Investment Operations:
Net investment income	0.25	0.30	0.33	0.34	0.11
Net realized and unrealized gain (loss) on investments	0.03	0.21	0.39	0.10	(0.40)
Total from Investment Operations	0.28	0.51	0.72	0.44	(0.29)
Less Distributions:
Dividends from net investment income	(0.24)	(0.30)	(0.33)	(0.34)	(0.11)
Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	—
Total Distributions	(0.28)	(0.34)	(0.36)	(0.37)	(0.11)
Net Asset Value, End of Period	$8.63	$8.63	$8.46	$8.10	$8.03
Total Return:	3.32%	6.28%	8.99%	5.68%	(3.55)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$728	$1,169	$899	$356	$114
Ratio of expenses to average net assets	1.81%	1.76%	1.60%	1.60%	1.73%†
Ratio of net investment income to average net assets	2.89%	3.61%	3.95%	4.30%	3.96%†
Portfolio turnover rate	6.10%	1.66%	11.63%	7.80%	3.73%††
Without expense reimbursement:*
Ratio of expenses to average net assets			1.75%	1.74%
Ratio of net investment income to average net assets			3.80%	4.16%

See footnotes on page 70.

Financial Highlights

Michigan Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.63	$8.46	$8.10	$8.03	$8.82
Income from Investment Operations:
Net investment income	0.25	0.30	0.33	0.34	0.32
Net realized and unrealized gain (loss) on investments	0.03	0.21	0.39	0.10	(0.63)
Total from Investment Operations	0.28	0.51	0.72	0.44	(0.31)
Less Distributions:
Dividends from net investment income	(0.24)	(0.30)	(0.33)	(0.34)	(0.32)
Distributions from net realized capital gain	(0.04)	(0.04)	(0.03)	(0.03)	(0.16)
Total Distributions	(0.28)	(0.34)	(0.36)	(0.37)	(0.48)
Net Asset Value, End of Year	$8.63	$8.63	$8.46	$8.10	$8.03
Total Return:	3.32%	6.28%	8.99%	5.68%	(3.65)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,093	$1,977	$2,015	$1,605	$2,074
Ratio of expenses to average net assets	1.81%	1.76%	1.60%	1.60%	1.72%
Ratio of net investment income to average net assets	2.89%	3.61%	3.95%	4.30%	3.83%
Portfolio turnover rate	6.10%	1.66%	11.63%	7.80%	3.73%
Without expense reimbursement:*
Ratio of expenses to average net assets			1.75%	1.74%
Ratio of net investment income to average net assets			3.80%	4.16%

Minnesota Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$7.92	$7.72	$7.34	$7.36	$7.98
Income from Investment Operations:
Net investment income	0.29	0.35	0.34	0.36	0.36
Net realized and unrealized gain (loss) on investments	(0.06)	0.19	0.38	0.02	(0.52)
Total from Investment Operations	0.23	0.54	0.72	0.38	(0.16)
Less Distributions:
Dividends from net investment income	(0.28)	(0.34)	(0.34)	(0.36)	(0.36)
Distributions from net realized capital gain	—	—	—	(0.04)	(0.10)
Total Distributions	(0.28)	(0.34)	(0.34)	(0.40)	(0.46)
Net Asset Value, End of Year	$7.87	$7.92	$7.72	$7.34	$7.36
Total Return:	3.02%	7.20%	10.02%	5.35%	(2.09)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$96,175	$99,368	$98,452	$96,475	$109,165
Ratio of expenses to average net assets	0.93%	0.85%	0.89%	0.87%	0.84%
Ratio of net investment income to average net assets	3.69%	4.49%	4.52%	4.95%	4.71%
Portfolio turnover rate	9.37%	8.09%	1.02%	12.38%	9.74%

See footnotes on page 70.

Financial Highlights

Minnesota Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$7.93	$7.72	$7.34	$7.36	$7.72
Income from Investment Operations:
Net investment income	0.22	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	(0.07)	0.20	0.38	0.02	(0.36)
Total from Investment Operations	0.15	0.48	0.66	0.31	(0.26)
Less Distributions:
Dividends from net investment income	(0.21)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	—	—	—	(0.04)	—
Total Distributions	(0.21)	(0.27)	(0.28)	(0.33)	(0.10)
Net Asset Value, End of Period	$7.87	$7.93	$7.72	$7.34	$7.36
Total Return:	1.97%	6.38%	9.04%	4.42%	(3.47)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$555	$432	$275	$23	$—
Ratio of expenses to average net assets	1.83%	1.75%	1.79%	1.77%	1.74%†
Ratio of net investment income to average net assets	2.79%	3.59%	3.62%	4.05%	3.94%†
Portfolio turnover rate	9.37%	8.09%	1.02%	12.38%	9.74%††

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$7.93	$7.72	$7.34	$7.36	$7.98
Income from Investment Operations:
Net investment income	0.22	0.28	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	0.20	0.38	0.02	(0.52)
Total from Investment Operations	0.15	0.48	0.66	0.31	(0.22)
Less Distributions:
Dividends from net investment income	(0.21)	(0.27)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	—	—	—	(0.04)	(0.10)
Total Distributions	(0.21)	(0.27)	(0.28)	(0.33)	(0.40)
Net Asset Value, End of Year	$7.87	$7.93	$7.72	$7.34	$7.36
Total Return:	1.97%	6.38%	9.04%	4.42%	(2.96)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,370	$1,779	$1,575	$1,629	$1,856
Ratio of expenses to average net assets	1.83%	1.75%	1.79%	1.77%	1.74%
Ratio of net investment income to average net assets	2.79%	3.59%	3.62%	4.05%	3.81%
Portfolio turnover rate	9.37%	8.09%	1.02%	12.38%	9.74%

See footnotes on page 70.

Financial Highlights

Missouri Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.02	$7.81	$7.37	$7.29	$8.03
Income from Investment Operations:
Net investment income	0.30	0.34	0.34	0.35	0.35
Net realized and unrealized gain (loss) on investments	(0.06)	0.26	0.47	0.09	(0.62)
Total from Investment Operations	0.24	0.60	0.81	0.44	(0.27)
Less Distributions:
Dividends from net investment income	(0.30)	(0.34)	(0.34)	(0.35)	(0.35)
Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)
Total Distributions	(0.32)	(0.39)	(0.37)	(0.36)	(0.47)
Net Asset Value, End of Year	$7.94	$8.02	$7.81	$7.37	$7.29
Total Return:	2.98%	7.89%	11.26%	6.19%	(3.58)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$36,409	$38,519	$37,879	$38,529	$43,437
Ratio of expenses to average net assets	0.97%	0.90%	0.94%	0.93%	0.87%
Ratio of net investment income to average net assets	3.79%	4.37%	4.44%	4.83%	4.50%
Portfolio turnover rate	2.95%	4.04%	5.70%	6.00%	10.43%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.02	$7.81	$7.37	$7.29	$7.68
Income from Investment Operations:
Net investment income	0.23	0.27	0.27	0.28	0.10
Net realized and unrealized gain (loss) on investments	(0.05)	0.26	0.47	0.09	(0.39)
Total from Investment Operations	0.18	0.53	0.74	0.37	(0.29)
Less Distributions:
Dividends from net investment income	(0.23)	(0.27)	(0.27)	(0.28)	(0.10)
Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	—
Total Distributions	(0.25)	(0.32)	(0.30)	(0.29)	(0.10)
Net Asset Value, End of Period	$7.95	$8.02	$7.81	$7.37	$7.29
Total Return:	2.18%	6.92%	10.27%	5.27%	(3.95)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$88	$82	$75	$22	$21
Ratio of expenses to average net assets	1.87%	1.80%	1.84%	1.83%	1.74%†
Ratio of net investment income to average net assets	2.90%	3.47%	3.54%	3.93%	3.75%†
Portfolio turnover rate	2.95%	4.04%	5.70%	6.00%	10.43%††

See footnotes on page 70.

Financial Highlights

Missouri Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.02	$7.81	$7.37	$7.29	$8.03
Income from Investment Operations:
Net investment income	0.23	0.27	0.27	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.05)	0.26	0.47	0.09	(0.62)
Total from Investment Operations	0.18	0.53	0.74	0.37	(0.34)
Less Distributions:
Dividends from net investment income	(0.23)	(0.27)	(0.27)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.02)	(0.05)	(0.03)	(0.01)	(0.12)
Total Distributions	(0.25)	(0.32)	(0.30)	(0.29)	(0.40)
Net Asset Value, End of Year	$7.95	$8.02	$7.81	$7.37	$7.29
Total Return:	2.18%	6.92%	10.27%	5.27%	(4.46)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$511	$600	$575	$321	$617
Ratio of expenses to average net assets	1.86%	1.80%	1.84%	1.83%	1.77%
Ratio of net investment income to average net assets	2.90%	3.47%	3.54%	3.93%	3.60%
Portfolio turnover rate	2.95%	4.04%	5.70%	6.00%	10.43%

New York Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.43	$8.16	$7.77	$7.70	$8.60
Income from Investment Operations:
Net investment income	0.34	0.36	0.38	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.07)	0.27	0.45	0.08	(0.69)
Total from Investment Operations	0.27	0.63	0.83	0.47	(0.31)
Less Distributions:
Dividends from net investment income	(0.34)	(0.36)	(0.38)	(0.39)	(0.38)
Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	(0.21)
Total Distributions	(0.36)	(0.36)	(0.44)	(0.40)	(0.59)
Net Asset Value, End of Year	$8.34	$8.43	$8.16	$7.77	$7.70
Total Return:	3.24%	7.94%	10.90%	6.28%	(3.86)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$80,452	$83,723	$82,482	$69,549	$76,833
Ratio of expenses to average net assets	0.91%	0.87%	0.70%	0.70%	0.81%
Ratio of net investment income to average net assets	4.11%	4.43%	4.70%	5.17%	4.63%
Portfolio turnover rate	6.35%	19.43%	8.15%	7.30%	11.85%
Without expense reimbursement:*
Ratio of expenses to average net assets			0.83%	0.83%
Ratio of net investment income to average net assets			4.57%	5.04%

See footnotes on page 70.

Financial Highlights

New York Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.44	$8.17	$7.78	$7.70	$8.14
Income from Investment Operations:
Net investment income	0.27	0.29	0.30	0.32	0.11
Net realized and unrealized gain (loss) on investments	(0.07)	0.27	0.45	0.09	(0.44)
Total from Investment Operations	0.20	0.56	0.75	0.41	(0.33)
Less Distributions:
Dividends from net investment income	(0.27)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	—
Total Distributions	(0.29)	(0.29)	(0.36)	(0.33)	(0.11)
Net Asset Value, End of Period	$8.35	$8.44	$8.17	$7.78	$7.70
Total Return:	2.32%	6.98%	9.88%	5.46%	(4.22)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,295	$7,005	$3,624	$402	$189
Ratio of expenses to average net assets	1.81%	1.77%	1.60%	1.60%	1.69%†
Ratio of net investment income to average net assets	3.21%	3.53%	3.80%	4.27%	3.96%†
Portfolio turnover rate	6.35%	19.43%	8.15%	7.30%	11.85%††
Without expense reimbursement:*
Ratio of expenses to average net assets			1.73%	1.73%
Ratio of net investment income to average net assets			3.67%	4.14%

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.44	$8.17	$7.78	$7.70	$8.60
Income from Investment Operations:
Net investment income	0.27	0.29	0.30	0.32	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	0.27	0.45	0.09	(0.69)
Total from Investment Operations	0.20	0.56	0.75	0.41	(0.39)
Less Distributions:
Dividends from net investment income	(0.27)	(0.29)	(0.30)	(0.32)	(0.30)
Distributions from net realized capital gain	(0.02)	—	(0.06)	(0.01)	(0.21)
Total Distributions	(0.29)	(0.29)	(0.36)	(0.33)	(0.51)
Net Asset Value, End of Year	$8.35	$8.44	$8.17	$7.78	$7.70
Total Return:	2.32%	6.98%	9.88%	5.46%	(4.73)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,653	$3,521	$3,297	$2,593	$2,844
Ratio of expenses to average net assets	1.81%	1.77%	1.60%	1.60%	1.71%
Ratio of net investment income to average net assets	3.21%	3.53%	3.80%	4.27%	3.73%
Portfolio turnover rate	6.35%	19.43%	8.15%	7.30%	11.85%
Without expense reimbursement:*
Ratio of expenses to average net assets			1.73%	1.73%
Ratio of net investment income to average net assets			3.67%	4.14%

See footnotes on page 70.

Financial Highlights

Ohio Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.26	$8.03	$7.64	$7.64	$8.37
Income from Investment Operations:
Net investment income	0.32	0.36	0.38	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.11)	0.23	0.39	0.02	(0.60)
Total from Investment Operations	0.21	0.59	0.77	0.41	(0.22)
Less Distributions:
Dividends from net investment income	(0.32)	(0.36)	(0.38)	(0.39)	(0.38)
Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	(0.13)
Total Distributions	(0.33)	(0.36)	(0.38)	(0.41)	(0.51)
Net Asset Value, End of Year	$8.14	$8.26	$8.03	$7.64	$7.64
Total Return:	2.63%	7.59%	10.30%	5.58%	(2.68)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$122,692	$129,662	$128,433	$128,364	$135,034
Ratio of expenses to average net assets	0.91%	0.85%	0.70%	0.71%	0.81%
Ratio of net investment income to average net assets	3.97%	4.51%	4.81%	5.21%	4.78%
Portfolio turnover rate	6.79%	0.79%	7.57%	9.02%	6.07%
Without expense reimbursement:*
Ratio of expenses to average net assets			0.84%	0.84%
Ratio of net investment income to average net assets			4.67%	5.08%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.31	$8.08	$7.69	$7.68	$8.06
Income from Investment Operations:
Net investment income	0.25	0.29	0.31	0.33	0.11
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.39	0.03	(0.38)
Total from Investment Operations	0.13	0.52	0.70	0.36	(0.27)
Less Distributions:
Dividends from net investment income	(0.25)	(0.29)	(0.31)	(0.33)	(0.11)
Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	—
Total Distributions	(0.26)	(0.29)	(0.31)	(0.35)	(0.11)
Net Asset Value, End of Period	$8.18	$8.31	$8.08	$7.69	$7.68
Total Return:	1.58%	6.61%	9.26%	4.78%	(3.51)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,339	$1,331	$812	$222	$18
Ratio of expenses to average net assets	1.81%	1.75%	1.60%	1.61%	1.71%†
Ratio of net investment income to average net assets	3.07%	3.61%	3.91%	4.31%	3.99%†
Portfolio turnover rate	6.79%	0.79%	7.57%	9.02%	6.07%††
Without expense reimbursement:*
Ratio of expenses to average net assets			1.74%	1.74%
Ratio of net investment income to average net assets			3.77%	4.18%

See footnotes on page 70.

Financial Highlights

Ohio Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.31	$8.08	$7.69	$7.68	$8.41
Income from Investment Operations:
Net investment income	0.25	0.29	0.31	0.33	0.31
Net realized and unrealized gain (loss) on investments	(0.12)	0.23	0.39	0.03	(0.60)
Total from Investment Operations	0.13	0.52	0.70	0.36	(0.29)
Less Distributions:
Dividends from net investment income	(0.25)	(0.29)	(0.31)	(0.33)	(0.31)
Distributions from net realized capital gain	(0.01)	ø	ø	(0.02)	(0.13)
Total Distributions	(0.26)	(0.29)	(0.31)	(0.35)	(0.44)
Net Asset Value, End of Year	$8.18	$8.31	$8.08	$7.69	$7.68
Total Return:	1.58%	6.61%	9.26%	4.78%	(3.52)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,440	$1,683	$1,583	$1,425	$1,327
Ratio of expenses to average net assets	1.81%	1.75%	1.60%	1.61%	1.71%
Ratio of net investment income to average net assets	3.07%	3.61%	3.91%	4.31%	3.88%
Portfolio turnover rate	6.79%	0.79%	7.57%	9.02%	6.07%
Without expense reimbursement:*
Ratio of expenses to average net assets			1.74%	1.74%
Ratio of net investment income to average net assets			3.77%	4.18%

Oregon Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.03	$7.85	$7.47	$7.48	$8.05
Income from Investment Operations:
Net investment income	0.31	0.34	0.35	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.07)	0.23	0.42	0.04	(0.52)
Total from Investment Operations	0.24	0.57	0.77	0.40	(0.17)
Less Distributions:
Dividends from net investment income	(0.30)	(0.34)	(0.35)	(0.36)	(0.35)
Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)
Total Distributions	(0.33)	(0.39)	(0.39)	(0.41)	(0.40)
Net Asset Value, End of Year	$7.94	$8.03	$7.85	$7.47	$7.48
Total Return:	3.10%	7.41%	10.52%	5.55%	(2.16)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$56,365	$60,143	$54,994	$52,890	$54,473
Ratio of expenses to average net assets	0.95%	0.90%	0.88%	0.89%	0.86%
Ratio of net investment income to average net assets	3.87%	4.34%	4.57%	4.86%	4.52%
Portfolio turnover rate	3.56%	6.06%	14.58%	14.46%	12.28%

See footnotes on page 70.

Financial Highlights

Oregon Series (continued)

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.03	$7.85	$7.47	$7.48	$7.83
Income from Investment Operations:
Net investment income	0.24	0.27	0.28	0.29	0.10
Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.42	0.04	(0.35)
Total from Investment Operations	0.16	0.50	0.70	0.33	(0.25)
Less Distributions:
Dividends from net investment income	(0.23)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	—
Total Distributions	(0.26)	(0.32)	(0.32)	(0.34)	(0.10)
Net Asset Value, End of Period	$7.93	$8.03	$7.85	$7.47	$7.48
Total Return:	2.05%	6.45%	9.53%	4.62%	(3.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,767	$1,511	$1,166	$364	$—
Ratio of expenses to average net assets	1.85%	1.80%	1.78%	1.79%	1.73%†
Ratio of net investment income to average net assets	2.97%	3.44%	3.67%	3.96%	3.77%†
Portfolio turnover rate	3.56%	6.06%	14.58%	14.46%	12.28%††

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.03	$7.85	$7.47	$7.48	$8.04
Income from Investment Operations:
Net investment income	0.24	0.27	0.28	0.29	0.28
Net realized and unrealized gain (loss) on investments	(0.08)	0.23	0.42	0.04	(0.51)
Total from Investment Operations	0.16	0.50	0.70	0.33	(0.23)
Less Distributions:
Dividends from net investment income	(0.23)	(0.27)	(0.28)	(0.29)	(0.28)
Distributions from net realized capital gain	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)
Total Distributions	(0.26)	(0.32)	(0.32)	(0.34)	(0.33)
Net Asset Value, End of Year	$7.93	$8.03	$7.85	$7.47	$7.48
Total Return:	2.05%	6.45%	9.53%	4.62%	(2.92)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,848	$2,688	$2,345	$2,465	$2,231
Ratio of expenses to average net assets	1.85%	1.80%	1.78%	1.79%	1.76%
Ratio of net investment income to average net assets	2.97%	3.44%	3.67%	3.96%	3.62%
Portfolio turnover rate	3.56%	6.06%	14.58%	14.46%	12.28%

See footnotes on page 70.

Financial Highlights

South Carolina Series

CLASS A
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.25	$8.07	$7.66	$7.67	$8.38
Income from Investment Operations:
Net investment income	0.31	0.36	0.37	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.00	0.19	0.41	0.07	(0.64)
Total from Investment Operations	0.31	0.55	0.78	0.45	(0.26)
Less Distributions:
Dividends from net investment income	(0.31)	(0.36)	(0.37)	(0.38)	(0.38)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	(0.07)
Total Distributions	(0.33)	(0.37)	(0.37)	(0.46)	(0.45)
Net Asset Value, End of Year	$8.23	$8.25	$8.07	$7.66	$7.67
Total Return:	3.91%	7.00%	10.28%	6.07%	(3.32)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$79,463	$81,410	$84,109	$81,138	$92,793
Ratio of expenses to average net assets	0.92%	0.87%	0.88%	0.86%	0.83%
Ratio of net investment income to average net assets	3.83%	4.54%	4.59%	5.04%	4.65%
Portfolio turnover rate	34.81%	—	2.80%	3.49%	18.06%

CLASS C
	Year Ended September 30,				5/27/99** To 9/30/99
Per Share Data:	2003	2002øø	2001	2000
Net Asset Value, Beginning of Period	$8.24	$8.06	$7.65	$7.66	$8.08
Income from Investment Operations:
Net investment income	0.24	0.29	0.29	0.31	0.11
Net realized and unrealized gain (loss) on investments	0.01	0.19	0.41	0.07	(0.42)
Total from Investment Operations	0.25	0.48	0.70	0.38	(0.31)
Less Distributions:
Dividends from net investment income	(0.24)	(0.29)	(0.29)	(0.31)	(0.11)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	—
Total Distributions	(0.26)	(0.30)	(0.29)	(0.39)	(0.11)
Net Asset Value, End of Period	$8.23	$8.24	$8.06	$7.65	$7.66
Total Return:	3.11%	6.04%	9.30%	5.12%	(4.01)%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,483	$3,279	$1,589	$893	$335
Ratio of expenses to average net assets	1.82%	1.77%	1.78%	1.76%	1.72%†
Ratio of net investment income to average net assets	2.93%	3.64%	3.69%	4.14%	3.96%†
Portfolio turnover rate	34.81%	—	2.80%	3.49%	18.06%††

See footnotes on page 70.

Financial Highlights

South Carolina Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2003	2002øø	2001	2000	1999
Net Asset Value, Beginning of Year	$8.24	$8.06	$7.65	$7.66	$8.38
Income from Investment Operations:
Net investment income	0.24	0.29	0.29	0.31	0.30
Net realized and unrealized gain (loss) on investments	0.01	0.19	0.41	0.07	(0.65)
Total from Investment Operations	0.25	0.48	0.70	0.38	(0.35)
Less Distributions:
Dividends from net investment income	(0.24)	(0.29)	(0.29)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.02)	(0.01)	—	(0.08)	(0.07)
Total Distributions	(0.26)	(0.30)	(0.29)	(0.39)	(0.37)
Net Asset Value, End of Year	$8.23	$8.24	$8.06	$7.65	$7.66
Total Return:	3.11%	6.04%	9.30%	5.12%	(4.32)%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,947	$4,815	$4,378	$4,443	$5,936
Ratio of expenses to average net assets	1.82%	1.77%	1.78%	1.76%	1.73%
Ratio of net investment income to average net assets	2.93%	3.64%	3.69%	4.14%	3.75%
Portfolio turnover rate	34.81%	—	2.80%	3.49%	18.06%

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.

**	Commencement of offering of Class C shares.

†	Annualized.

††	For the year ended September 30, 1999.

ø	Capital gain of $0.002 per share was paid.

øø	As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman Municipal Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Fund”, comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series) as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 14, 2003

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert B. Catell (67)3,4 • Director: May 2003 to Date • Oversees 60 Portfolios in Fund Complex
Chairman and Chief Executive Officer of KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Alberta Northeast Gas, Ltd., Boundary Gas, Inc., Taylor Gas Liquids, Ltd., and The Houston Exploration Company (oil and gas exploration, development and production companies); Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and The Long Island Association (business and civic organizations).

John R. Galvin (74)2,4 • Director: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance), and a Trustee of the Institute for Defense Analysis. From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

Alice S. Ilchman (68)3,4 • Director: 1991 to Date • Oversees 61 Portfolios in Fund Complex
President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; a Governor of the Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company and Jeannette K. Watson Summer Fellowships (summer internships for college students).

Frank A. McPherson (70)3,4 • Director: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (oil and gas exploration and production); Integris Health (owner of various hospitals); BOK Financial (bank holding company); Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical Research Foundation; Boys and Girls Clubs of Oklahoma; Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products) and Director of the Federal Reserve System’s Kansas City Reserve Bank.

John E. Merow (73)2,4 • Director: 1983 to Date • Oversees 61 Portfolios in Fund Complex
Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Commonwealth Industries, Inc. (manufacturers of aluminum sheet products); Director and Treasurer, the Foreign Policy Association; Director Emeritus, Municipal Art Society of New York; Trustee and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; and Member of the American Law Institute and Council on Foreign Relations.

Betsy S. Michel (61)2,4 • Director: 1984 to Date • Oversees 61 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and World Learning, Inc. (international education and training). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI).

Leroy C. Richie (62)2,4 • Director: 2000 to Date • Oversees 60 Portfolios in Fund Complex
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; and Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); and Vice President and General Counsel, Automotive Legal Affairs, of Chrysler Corporation.

See footnotes on page 74.

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert L. Shafer (71)3,4 • Director: 1983 to Date • Oversees 61 Portfolios in Fund Complex	Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance).
James N. Whitson (68)2,4 • Director: 1993 to Date • Oversees 61 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, C-SPAN (cable television network) and CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc.

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris (65)*1 • Director and Chairman of the Board: 1988 to Date • Oversees 61 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (ceramic proppants for oil and gas industry); and Director, Seligman Data Corp. Formerly, Director, Kerr-McGee Corporation (diversified energy company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (51)*1 • Director: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 61 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Chairman, ICI Mutual Insurance Company.

Paul C. Guidone (45)*1 • Director: 2002 to Date • Oversees 60 Portfolios in Fund Complex
Managing Director and Chief Investment Officer, J. & W. Seligman & Co. Incorporated; Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Member of the Association of Investment Management and Research, the New York Society of Security Analysts and the London Society of Investment Professionals. Formerly, Deputy Chairman and Group Chief Executive Officer, HSBC Asset Management; and Managing Director and Chief Investment Officer, Prudential Diversified Investments.

Thomas G. Moles (61) • Vice President and Portfolio Manager: 1983 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (45) • Vice President and Co-Portfolio Manager: From May 2003
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Thomas G. Rose (45) • Vice President: 2000 to Date
Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

See footnotes on page 74.

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Lawrence P. Vogel (47) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc. and Vice President and Treasurer, Seligman International, Inc. and Treasurer, Seligman Henderson Co.

Frank J. Nasta (38) • Secretary: 1994 to Date
Managing Director, General Counsel, and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation, J. & W. Seligman & Co. Incorporated, and Corporate Secretary, Seligman Henderson Co.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø	The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
†	The Seligman Group of Funds consists of 23 registered investment companies.
*	Mr. Morris, Mr. Zino, and Mr. Guidone are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Executive Committee 2 Audit Committee 3 Director Nominating Committee 4 Board Operations Committee

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s financial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Independent Auditors
Deloitte & Touche LLP

For More Information

Important Telephone Numbers

(800) 221-2450	Shareholder Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Series of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA2 9/03

ITEM 2. CODE OF ETHICS.
As of September 30, 2003, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM  6. [RESERVED]

ITEM  7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM  8. [RESERVED]

ITEM  9. CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

he registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM  10. EXHIBITS.
(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	December 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	December 2, 2003
By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer
Date:	December 2, 2003

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.